Item 1: Schedule of Investments


 T. Rowe Price International Stock Fund
 Unaudited                                             January 31, 2005
 PORTFOLIO OF INVESTMENTS (1) ++
                                                       Shares        Value
 (Cost and value in $ 000s)

 AUSTRALIA  2.0%
 Common Stocks  2.0%
 BHP Billiton                                          3,305,533     42,146

 Brambles Industries ss.                               2,408,400     13,703

 Macquarie Bank                                        366,700       13,907

 News Corp. GDR, Class A *ss.                          1,846,836     31,156

 Total Australia (Cost $66,411)                                      100,912

 BELGIUM  0.4%
 Common Stocks  0.4%
 Fortis                                                266,312       7,201

 UCB                                                   274,798       13,452

 Total Belgium (Cost $10,651)                                        20,653

 BRAZIL  1.4%
 Common Stocks  1.4%
 Petroleo Brasileiro (Petrobras) ADR (USD)             1,208,831     43,336

 Tele Norte Leste ADR (USD) ss.                        1,874,100     27,006

 Total Brazil (Cost $49,072)                                         70,342

 CANADA  0.7%
 Common Stocks  0.7%
 Research In Motion (USD) *                            229,100       16,333

 Telus                                                 255,800       7,442

 Telus (Non-voting shares) (USD)                       375,300       10,508

 Total Canada (Cost $31,710)                                         34,283

 CHINA  0.4%
 Common Stocks  0.4%
 China Telecom (HKD) *                                 13,916,000    5,193

 China Telecom, 144A (HKD) *                           37,930,000    14,156

 Total China (Cost $15,313)                                          19,349

 DENMARK  0.5%
 Common Stocks  0.5%
 Novo Nordisk, Series B                                500,844       26,767

 Total Denmark (Cost $14,603)                                        26,767

 FINLAND  1.0%
 Common Stocks  1.0%
 Nokia                                                 3,250,668     49,770

 Total Finland (Cost $3,871)                                         49,770

 FRANCE  13.5%
 Common Stocks  13.5%
 AXA                                                   1,298,470     31,578

 BNP Paribas                                           795,984       57,561

 Compagnie de Saint-Gobain                             538,308       33,366

 Credit Agricole ss.                                   1,617,886     48,303

 France Telecom *                                      1,775,306     55,838

 Groupe Danone ss.                                     254,713       23,789

 Hermes International                                  164,213       32,266

 L'Oreal ss.                                           155,257       11,652

 Lafarge                                               61,452        6,351

 LVMH ss.                                              439,588       30,518

 Sanofi-Aventis ss.                                    1,233,348     92,058

 Schneider Electric, Series A                          395,349       30,257

 Societe Generale ss.                                  237,689       23,724

 Societe Television Francaise 1 ss.                    842,736       27,472

 Sodexho Alliance ss.                                  727,699       21,789

 STMicroelectronics ss.                                644,608       10,769

 Thomson ss.                                           588,500       14,966

 Total ss.                                             585,365       125,898

 Vivendi Universal *ss.                                389,876       12,325

 Total France (Cost $364,452)                                        690,480

 GERMANY  2.8%
 Common Stocks  2.8%
 Allianz                                               122,247       14,528

 Bayer                                                 256,332       8,385

 DEPFA Bank ss.                                        288,982       5,088

 Deutsche Bank                                         213,591       18,207

 E.On                                                  168,232       15,097

 Hypo Real Estate *                                    882,105       34,994

 Lanxess *                                             25,633        497

 Rhoen-Klinikum                                        102,791       6,808

 SAP                                                   127,240       19,814

 Siemens ss.                                           235,525       18,718

 Total Germany (Cost $93,630)                                        142,136

 GREECE  0.4%
 Common Stocks  0.4%
 National Bank of Greece                               635,910       21,484

 Total Greece (Cost $19,313)                                         21,484

 HONG KONG  1.4%
 Common Stocks  1.4%
 Cheung Kong Holdings ss.                              2,811,000     25,801

 Esprit Holdings                                       1,825,000     10,587

 Li & Fung                                             9,010,000     14,865

 Sun Hung Kai Properties                               2,298,000     21,385

 Total Hong Kong (Cost $60,530)                                      72,638

 INDIA  0.9%
 Common Stocks  0.9%
 I-Flex Solutions                                      1,313,100     18,519

 National Thermal Power *                              1,421,200     2,821

 Oil & Natural Gas                                     32,375        607

 Zee Telefilms                                         6,878,700     24,307

 Total India (Cost $39,483)                                          46,254

 INDONESIA  0.2%
 Common Stocks  0.2%
 Telekomunikasi                                        24,576,000    12,835

 Total Indonesia (Cost $13,432)                                      12,835

 ITALY  4.4%
 Common Stocks  4.4%
 Alleanza Assicurazioni                                2,272,719     30,806

 Banca Intesa                                          3,016,100     14,031

 Banco Popolare di Verona e Novara ss.                 639,500       12,300

 ENI S.p.A.                                            2,812,050     68,566

 Mediaset                                              946,471       13,215

 Mediolanum ss.                                        1,326,725     9,838

 Telecom Italia Mobile ss.                             197,235       1,375

 Telecom Italia-RNC                                    7,616,911     24,467

 UniCredito Italiano                                   8,853,488     48,783

 Total Italy (Cost $104,244)                                         223,381

 JAPAN  20.8%
 Common Stocks  20.8%
 AIFUL                                                 122,750       13,904

 Benesse                                               405,900       14,503

 Canon                                                 444,100       23,078

 Credit Saison                                         371,900       12,593

 Dai Nippon Printing                                   1,826,000     28,723

 Daikin Industries ss.                                 624,000       16,756

 Daito Trust Construction                              423,300       19,581

 Daiwa Securities                                      3,011,000     20,335

 Fanuc                                                 456,500       30,723

 Fujisawa Pharmaceutical                               338,700       8,705

 Funai Electric ss.                                    150,000       17,192

 Hoya                                                  193,800       19,913

 JSR ss.                                               945,800       20,098

 KDDI                                                  9,249         47,113

 Keyence                                               74,200        16,988

 Kyocera                                               245,300       17,608

 Leopalace21 ss.                                       1,131,700     20,580

 Marui ss.                                             1,038,300     13,833

 Matsui Securities ss.                                 331,400       11,814

 Mitsubishi                                            2,873,800     33,758

 Mitsubishi Estate ss.                                 1,361,000     17,146

 Mitsubishi Tokyo Financial                            1,714         16,266

 Mitsui Fudosan ss.                                    3,769,000     46,892

 Mitsui Trust ss.                                      2,114,000     22,429

 NEC                                                   3,469,000     19,821

 Nidec ss.                                             102,500       11,518

 Nissan Motor ss.                                      2,566,800     27,264

 Nomura                                                3,405,400     45,051

 NTT DoCoMo                                            5,547         9,651

 Oji Paper ss.                                         2,046,000     11,512

 Orix                                                  191,000       25,177

 Resona Holdings *                                     8,010,000     16,325

 Rohm                                                  183,200       16,690

 Secom                                                 1,049,000     41,821

 Sega Sammy Holdings *ss.                              194,500       12,532

 Seven-Eleven Japan ss.                                1,019,700     30,830

 Shin-Etsu Chemical                                    722,000       28,520

 SMC                                                   109,200       12,724

 Sumitomo Mitsui Financial ss.                         7,061         49,547

 Suzuki Motor                                          1,139,000     20,829

 T&D Holdings *ss.                                     337,700       15,844

 Takefuji                                              42,350        2,969

 Teijin ss.                                            3,247,000     13,455

 Toray Industries                                      2,916,000     13,562

 Toyota Motor                                          1,355,100     52,944

 UFJ *                                                 2,743         16,418

 Uniden                                                479,000       9,167

 USS ss.                                               155,850       12,876

 Yamanouchi Pharmaceutical *                           725,300       26,317

 Yamato Transport *ss.                                 794,000       11,863

 Total Japan (Cost $918,401)                                         1,065,758

 KAZAKHSTAN  0.4%
 Common Stocks  0.4%
 PetroKazakhstan (USD)                                 556,217       20,018

 Total Kazakhstan (Cost $15,059)                                     20,018

 MALAYSIA  0.3%
 Common Stocks  0.3%
 Astro All Asia (Ordinary shares) *                    11,937,000    17,280

 Total Malaysia (Cost $13,783)                                       17,280

 MEXICO  2.3%
 Common Stocks  2.3%
 America Movil ADR, Series L (USD)                     719,900       38,198

 Grupo Financiero Banorte                              1,872,900     12,030

 Grupo Modelo, Series C                                6,668,000     17,970

 Grupo Televisa ADR (USD) ss.                          344,300       20,255

 Wal-Mart de Mexico, Series V ss.                      8,781,872     30,280

 Total Mexico (Cost $76,269)                                         118,733

 NETHERLANDS  3.7%
 Common Stocks  3.7%
 ASML Holding *ss.                                     1,646,364     26,925

 Fortis (Unified shares)                               380,137       10,271

 ING Groep GDS                                         1,869,690     54,025

 Koninklijke Numico *                                  694,818       26,655

 Philips Electronics                                   1,351,678     35,296

 Reed Elsevier                                         556,290       7,519

 Royal Dutch Petroleum ss.                             269,176       15,661

 Royal KPN                                             1,338,300     12,864

 Total Netherlands (Cost $90,864)                                    189,216

 NORWAY  0.3%
 Common Stocks  0.3%
 Orkla, Series A                                       430,994       14,102

 Total Norway (Cost $2,973)                                          14,102

 RUSSIA  1.1%
 Common Stocks  1.1%
 AO VimpelCom ADR (USD) *ss.                           438,300       15,867

 JSC MMC Norilsk Nickel ADR (USD) ss.                  300,200       17,036

 Lukoil ADR, 144A (USD)                                115,760       14,289

 Mobile Telesystems ADR (USD) ss.                      257,200       9,254

 Total Russia (Cost $45,753)                                         56,446

 SINGAPORE  0.9%
 Common Stocks  0.9%
 United Overseas Bank                                  4,027,592     34,222

 Venture Manufacturing                                 1,201,000     11,530

 Total Singapore (Cost $36,259)                                      45,752

 SOUTH AFRICA  0.2%
 Common Stocks  0.2%
 Standard Bank Investment                              1,084,200     11,805

 Total South Africa (Cost $10,297)                                   11,805

 SOUTH KOREA  0.9%
 Common Stocks  0.9%
 Hyundai Motor GDR, 144A (USD) ss.                     510,100       14,428

 Samsung Electronics                                   64,917        31,309

 Total South Korea (Cost $24,188)                                    45,737

 SPAIN  4.3%
 Common Stocks  4.3%
 Banco Bilbao Vizcaya Argentaria ss.                   3,190,817     53,856

 Banco Santander Central Hispano ss.                   2,784,809     33,071

 Endesa ss.                                            877,785       20,023

 Gas Natural ss.                                       717,160       20,771

 Inditex ss.                                           693,500       19,674

 Repsol ss.                                            802,623       20,545

 Telefonica                                            2,103,582     38,369

 Telefonica ADR (USD)                                  297,801       16,233

 Total Spain (Cost $126,360)                                         222,542

 SWEDEN  2.5%
 Common Stocks  2.5%
 Hennes & Mauritz, Series B                            915,590       30,263

 LM Ericsson *                                         4,493,421     13,221

 Securitas, Series B                                   3,781,536     59,799

 Tele2, Series B ss.                                   689,650       23,646

 Total Sweden (Cost $109,869)                                        126,929

 SWITZERLAND  6.0%
 Common Stocks  6.0%
 Adecco                                                960,537       50,153

 Credit Suisse Group *                                 1,302,240     52,614

 Nestle                                                331,991       87,162

 Roche Holding                                         245,484       26,203

 UBS                                                   1,127,724     91,522

 Total Switzerland (Cost $127,255)                                   307,654

 TAIWAN  1.0%
 Common Stocks  1.0%
 E.Sun Financial                                       18,064,000    14,463

 Far Eastone Telecom GDR (USD) *                       786,100       13,521

 Taiwan Semiconductor Manufacturing                    12,747,862    20,899

 Total Taiwan (Cost $45,176)                                         48,883

 THAILAND  0.6%
 Common Stocks  0.6%
 Bangkok Bank NVDR                                     5,271,100     14,627

 Kasikornbank Public NVDR *                            9,705,500     13,843

 True Corp. *                                          7,340,800     1,961

 Total Thailand (Cost $28,493)                                       30,431

 TURKEY  0.7%
 Common Stocks  0.7%
 Turkiye Garanti Bankasi *                             3,595,800     14,370

 Turkiye Is Bankasi *                                  3,849,000     22,570

 Total Turkey (Cost $30,392)                                         36,940

 UNITED KINGDOM  21.4%
 Common Stocks  21.4%
 AstraZeneca                                           1,338,786     50,346

 Autonomy *                                            615,263       1,997

 British Sky Broadcasting                              1,694,413     18,049

 Cadbury Schweppes                                     1,191,674     10,681

 Capita                                                1,149,500     7,763

 Carnival                                              221,940       13,388

 Centrica                                              3,663,791     16,099

 Compass                                               10,754,980    48,880

 David S. Smith                                        1,911,072     5,753

 Diageo                                                2,567,946     35,013

 Electrocomponents                                     2,626,600     14,949

 GlaxoSmithKline                                       6,955,350     154,494

 Hays                                                  12,085,120    28,309

 Hilton Group                                          1,723,470     9,588

 Kesa Electricals                                      1,711,460     10,306

 Kingfisher                                            11,722,540    67,383

 MFI Furniture Group                                   5,373,700     13,546

 Reed Elsevier (Ordinary shares)                       4,916,594     44,644

 Rio Tinto (Ordinary shares)                           1,159,576     36,247

 Royal Bank of Scotland                                3,995,935     132,414

 Shell Transport & Trading ss.                         10,031,673    87,648

 Standard Chartered                                    802,600       14,752

 Tesco                                                 5,900,482     34,223

 Tomkins                                               4,011,094     20,423

 Unilever N.V.                                         3,220,387     30,577

 United Business Media                                 1,662,909     16,960

 Vodafone                                              42,150,466    109,153

 William Morrison Supermarkets                         4,973,000     18,864

 WPP Group *                                           4,241,481     46,193

 Total United Kingdom (Cost $795,717)                                1,098,642

 SHORT-TERM INVESTMENTS  1.3%
 Money Market Funds  1.3%
 T. Rowe Price Reserve Investment Fund, 2.39% #+       69,301,831    69,302

 Total Short-Term Investments (Cost $69,302)                         69,302

 SECURITIES LENDING COLLATERAL  16.0%
 Money Market Pooled Account 16.0%
 Investment in money market pooled account managed by
 JP Morgan Chase Bank, London 2.393% #                  820,457,283   820,457

 Total Securities Lending Collateral (Cost $820,457)                 820,457

 Total Investments in Securities
 114.7% of Net Assets (Cost $4,273,582)                  $           5,877,911


 (1)  Denominated in currency of country of incorporation
      unless otherwise noted
 ++   At January 31, 2005, a substantial number of the
      fund's international securities were valued by the T. Rowe
      Price Valuation Committee, established by the fund's Board of Directors.  See Note 1
 #    Seven-day yield
 *    Non-income producing
 ss.  All or a portion of this security is on loan at
      January 31, 2005 - See Note 2
 +    Affiliated company - See Note 4
 * Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors
 144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $42,873 and represents 0.8% of net assets
 ADR  American Depository Receipts
 GDR  Global Depository Receipts
 GDS  Global Depository Shares
 HKD  Hong Kong dollar
 NVDR Non Voting Depository Receipt
 USD  U.S. dollar

 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price International Stock Fund
Un-audited
January 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established, nonU.S. companies.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At January 31, 2005, the value of loaned securities was $789,156,000; aggregate collateral consisted of $820,457,000 in the money market pooled account.


NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2005, the cost of investments for federal income tax purposes was $4,273,582,000. Net unrealized gain aggregated $1,604,675,000 at period-end, of which $1,726,090,000 related to appreciated investments and $121,415,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of January 31, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended January 31, 2005, dividend income from the Reserve Funds totaled $398,000, and the value of shares of the Reserve Funds held at January 31, 2005 and October 31, 2004 was $69,302,000 and $117,379,000, respectively.



 T. Rowe Price International Discovery Fund
 Unaudited                                             January 31, 2005
 PORTFOLIO OF INVESTMENTS (1) ++
 (Cost and value in $ 000s)                            Shares        Value

 AUSTRALIA  6.4%
 Common Stocks  6.4%
 Aristocrat Leisure *ss.                               2,256,000     19,210

 Bradken *                                             1,649,400     3,713

 Challenger Financial Services *                       2,393,319     6,128

 Downer EDI *ss.                                       2,236,300     8,889

 GRD NL                                                1,453,007     2,820

 Minara Resources *                                    2,884,000     4,101

 Oil Search                                            5,233,500     8,178

 Oxiana *ss.                                           6,978,000     4,875

 Tap Oil *ss.                                          578,100       744

 Unwired Group *                                       6,212,644     3,040

 Worley Group                                          1,095,599     5,051

 Total Australia (Cost $39,300)                                      66,749

 AUSTRIA  0.2%
 Common Stocks  0.2%
 BETandWIN.com Interactive Entertainment *             39,378        1,682

 Total Austria (Cost $1,672)                                         1,682

 BELGIUM  1.7%
 Common Stocks  1.7%
 Option *ss.                                           161,434       4,930

 UCB                                                   250,000       12,238

 Total Belgium (Cost $11,650)                                        17,168

 CHINA  3.6%
 Common Stocks  3.6%
 China Insurance (HKD)                                 6,888,000     2,872

 China Shineway Pharmaceutical (HKD) *                 6,522,000     3,640

 CSMS Technologies (HKD) *                             45,335,000    3,027

 Fu Ji Food and Catering Service (HKD) *               5,117,000     4,723

 Gome Electrical Appliances (HKD) *                    6,659,000     6,424

 Luen Thai Holdings (HKD) *                            7,092,000     3,642

 Panva Gas Holdings (HKD) *                            2,435,000     1,086

 Shanghai Forte Land (HKD)                             7,498,000     2,457

 Silver Grant (HKD) *                                  6,610,000     3,290

 tom.com (HKD) *ss.                                    15,404,000    2,666

 YGM Trading (HKD)                                     2,094,000     3,508

 Total China (Cost $34,449)                                          37,335

 DENMARK  0.2%
 Common Stocks  0.2%
 Ringkjoebing Landbobank                               5,000         2,047

 Total Denmark (Cost $1,415)                                         2,047

 FINLAND  2.5%
 Common Stocks  2.5%
 CapMan Oyj ss.                                        2,041,900     6,260

 Pohjola Group ss.                                     354,150       3,984

 Rapala VMC                                            1,039,118     8,954

 Vacon                                                 400,000       6,462

 Total Finland (Cost $18,230)                                        25,660

 FRANCE  6.8%
 Common Stocks  6.8%
 Acadomia *                                            50,000        2,609

 Avenir Telecom *                                      2,363,965     9,691

 Boiron                                                132,000       4,033

 Camaieu                                               40,000        4,736

 Cegedim                                               48,935        4,043

 Gl Trade                                              88,583        4,053

 ILOG *                                                359,700       5,178

 Ipsos                                                 80,000        8,552

 Neopost                                               104,973       8,115

 Oeneo *                                               369,428       641

 Oeneo, Warrants 8/26/06 *                             169,728       16

 Soitec *ss.                                           1,000,000     8,032

 Spir Communication                                    57,017        10,839

 Total France (Cost $48,121)                                         70,538

 GERMANY  6.1%
 Common Stocks  5.4%
 Boewe Systec                                          88,377        5,008

 Dis Deutscher, 144A *                                 265,000       9,685

 GFK                                                   279,846       10,598

 IDS Scheer                                            300,000       5,415

 IWKA                                                  90,000        2,656

 K&S ss.                                               343,800       17,251

 Rhoen-Klinikum                                        46,173        3,058

 TAKKT                                                 228,251       2,440

                                                                     56,111

 Preferred Stocks  0.7%
 Rheinmetall ss.                                       117,800       6,097

 Sartorius *                                           84,100        1,674

                                                                     7,771

 Total Germany (Cost $40,991)                                        63,882

 GREECE  1.5%
 Common Stocks  1.5%
 Folli-Follie                                          150,000       4,620

 Germanos                                              50,000        1,547

 Germanos, 144A **                                     300,000       9,284

 Total Greece (Cost $13,694)                                         15,451

 HONG KONG  3.1%
 Common Stocks  3.1%
 Dickson Concepts                                      4,530,900     6,570

 Giordano *                                            7,846,000     4,854

 Grande Holdings                                       2,960,000     2,656

 Lifestyle                                             3,220,500     4,980

 Linmark Group ss.                                     8,719,000     3,353

 Moulin International Holdings ss.                     6,284,000     4,918

 Titan Holdings *                                      10,440,000    1,099

 Varitronix ss.                                        4,380,000     4,296

 Total Hong Kong (Cost $24,982)                                      32,726

 INDIA  7.6%
 Common Stocks  7.6%
 Arvind Mills *                                        1,871,700     5,248

 Balaji Telefilms                                      1,471,100     3,518

 Bombay Dyeing                                         748,000       3,652

 CESC *                                                1,094,962     4,164

 Colgate-Palmolive (India)                             757,600       3,234

 Financial Technologies *                              122,649       595

 GlaxoSmithKline                                       581,053       4,400

 Gujarat Mineral Development                           372,000       2,644

 HDFC Bank                                             272,000       3,553

 Himatsingka Seide                                     131,546       1,199

 I-Flex Solutions                                      258,256       3,642

 Indian Hotels                                         309,200       3,897

 Infomedia India *                                     90,697        323

 Karur Vysya Bank                                      62,000        697

 Kotak Mahindra Finance                                628,000       4,115

 LIC Housing Finance *                                 676,976       3,282

 Petronet LNG *                                        4,853,400     4,909

 Power Trading                                         1,835,200     2,254

 Raymond *                                             271,448       1,806

 Sintex Industries *                                   176,923       1,593

 Tata Tea                                              160,900       1,801

 UTI Bank                                              927,800       4,408

 Videsh Sanchar Nigam ADR (USD)                        572,700       5,756

 Welspun Gujarat Stahl *                               2,772,700     2,589

 Welspun India *                                       948,850       2,728

 Zee Telefilms                                         948,000       3,350

 Total India (Cost $49,070)                                          79,357

 ISRAEL  0.9%
 Common Stocks  0.9%
 Bank Leumi                                            925,000       2,859

 Partner Communications ADR (USD) *ss.                 800,000       6,648

 Total Israel (Cost $17,155)                                         9,507

 ITALY  1.5%
 Common Stocks  1.5%
 Immsi                                                 2,902,000     6,103

 Sorin *ss.                                            3,000,000     9,887

 Total Italy (Cost $14,988)                                          15,990

 JAPAN  17.5%
 Common Stocks  17.5%
 Ahresty *                                             189,700       3,002

 Aica Kogyo ss.                                        198,600       2,376

 Air Water ss.                                         579,000       4,366

 AOC Holdings *                                        533,100       6,265

 Arnest One (Ordinary Shares)                          5,300         137

 Aruze *ss.                                            229,000       5,645

 As One Corporation ss.                                115,700       3,319

 Asahi Pretec                                          204,300       2,753

 Axell                                                 534           4,630

 Bando Chemical                                        698,000       3,088

 Benesse                                               202,100       7,221

 Best Bridal *                                         118           2,430

 BSL                                                   1,741,000     3,803

 Chiyoda *                                             779,000       6,450

 Cosel                                                 77,700        2,045

 Culture Convenience                                   434,000       5,540

 eAccess *ss.                                          4,442         4,498

 Furuno Electric                                       319,000       2,927

 Ito *ss.                                              115,900       6,122

 J-Oil Mills                                           1,087,000     3,998

 Japan Cash Machine                                    108,100       3,394

 Japan Cash Machine (When issued shares) **            54,050        1,695

 K. K. DaVinci Advisors *                              2,588         4,091

 Leopalace21 *                                         508,000       9,238

 Maruha Group *                                        2,487,000     4,827

 Maruko *                                              114,800       1,160

 NHK Spring *ss.                                       677,000       4,663

 Nihon Parkerizing ss.                                 359,000       3,321

 Nihon Trim                                            30,700        1,960

 Nishimatsuya Chain                                    117,400       4,330

 NIWS *                                                1,262         3,587

 Phoenix Electric                                      129,200       2,494

 Point ss.                                             164,400       5,475

 Roland DG ss.                                         77,200        3,994

 Ryobi                                                 864,000       3,560

 Sankyo-Tateyama *                                     451,000       1,414

 Sansui Electric (Ordinary shares) **                  1,480,000     400

 Sekisui Jushi                                         410,000       2,692

 Shimadzu *ss.                                         950,000       5,997

 Shin-Etsu Polymer                                     207,000       1,598

 Shoei                                                 183,200       2,893

 SMBC Friend Securities *                              703,000       4,718

 Takeuchi                                              48,500        2,130

 Token                                                 78,800        3,220

 TOPCON                                                101,000       1,420

 Toyota Tsusho ss.                                     249,000       3,847

 U's BMB Entertainment                                 806,000       4,123

 USS ss.                                               71,890        5,939

 Warabeya Nichiyo *                                    21,200        482

 Yamazen *                                             765,000       2,623

 Total Japan (Cost $165,892)                                         181,900

 MALAYSIA  1.6%
 Common Stocks  1.6%
 CIMB Berhad                                           803,600       1,206

 Hong Leong Bank                                       1,915,000     2,774

 IJM                                                   1,381,900     1,775

 KLCC Property Holding *                               5,104,500     2,660

 Pos Malaysia & Services Holdings                      1,356,300     946

 Redtone                                               3,050,000     2,167

 Symphony House                                        5,842,950     1,246

 Symphony House, Warrants, 4/28/09 *                   1,028,850     68

 Transmile Group                                       1,696,700     3,974

 Total Malaysia (Cost $13,406)                                       16,816

 NETHERLANDS  1.5%
 Common Stocks  1.5%
 ASM *ss.                                              310,000       5,388

 Koninklijke Wessanen GDS ss.                          327,200       4,724

 Van der Moolen Holding * ss.                          762,500       5,376

 Total Netherlands (Cost $16,833)                                    15,488

 NEW ZEALAND  1.4%
 Common Stocks  1.4%
 Carter Holt Harvey *ss.                               3,556,400     5,517

 Fisher & Paykel Healthcare ss.                        2,803,020     6,307

 Sky Network Television *                              717,000       3,157

 Total New Zealand (Cost $10,211)                                    14,981

 NORWAY  0.8%
 Common Stocks  0.8%
 Norwegian Air Shuttle *                               884,500       1,888

 Visma ASA                                             500,000       6,198

 Total Norway (Cost $9,719)                                          8,086

 SINGAPORE  1.5%
 Common Stocks  1.5%
 GES                                                   6,418,700     2,824

 Goodpack                                              4,271,000     3,367

 Raffles Holdings *                                    5,903,000     2,289

 Singapore Land *                                      771,000       2,567

 Yellow Pages *                                        3,782,000     4,874

 Total Singapore (Cost $14,157)                                      15,921

 SOUTH KOREA  1.8%
 Common Stocks  1.8%
 Amorepacific                                          16,130        3,498

 Cheil Communications                                  25,550        3,814

 CJ Internet *                                         278,450       2,974

 LG Ad                                                 154,900       2,629

 NCsoft *                                              31,740        2,324

 Youngone *                                            872,250       2,999

 Total South Korea (Cost $17,453)                                    18,238

 SPAIN  1.4%
 Common Stocks  1.4%
 Baron de Ley *                                        120,000       5,956

 Cortefiel ss.                                         492,300       8,550

 Total Spain (Cost $8,853)                                           14,506

 SWEDEN  3.6%
 Common Stocks  3.6%
 Bergman & Beving, Series B                            658,415       6,771

 Boss Media *                                          526,500       1,969

 D. Carnegie                                           549,000       6,492

 Observer                                              1,633,820     8,079

 Sectra, Series B *                                    293,900       3,180

 Teleca, Class B *                                     1,650,400     8,944

 Unibet Group GDR *                                    29,550        1,546

 Total Sweden (Cost $29,713)                                         36,981

 SWITZERLAND  3.3%
 Common Stocks  3.3%
 Bachem Holding, Class B                               75,100        4,425

 Baloise *                                             125,100       5,887

 Basilea Pharmaceutica *                               100,000       7,874

 Phonak Holding                                        350,000       11,800

 TEMENOS Group *                                       600,000       4,103

 Total Switzerland (Cost $32,158)                                    34,089

 TAIWAN  2.0%
 Common Stocks  2.0%
 Advantech                                             1,472,283     3,409

 Basso Industry                                        1,192,400     2,649

 Far Eastone Telecommunications *                      3,590,697     4,127

 Grand Hall Enterprise *                               962,000       3,276

 Min Aik Technology                                    980,100       1,993

 Taiflex Scientific                                    2,130,871     2,733

 Test Rite                                             4,595,628     2,911

 Total Taiwan (Cost $19,573)                                         21,098

 THAILAND  0.7%
 Common Stocks  0.7%
 C.P. Seven Eleven                                     1,165,900     1,723

 Major Cineplex Group                                  5,526,900     1,935

 United Broadcasting *                                 154,300       110

 United Broadcasting NVDR *                            4,827,400     3,443

 Total Thailand (Cost $6,434)                                        7,211

 UNITED KINGDOM  14.6%
 Common Stocks  14.6%
 3i Group                                              600,000       7,894

 Admiral Group (Ordinary shares) *                     850,000       5,597

 Arena Leisure *                                       4,918,756     3,405

 Benfield Group                                        2,000,000     11,294

 Cairn Energy *                                        325,500       6,821

 Carphone Warehouse                                    1,486,300     4,903

 Centaur Holdings *                                    2,000,000     3,824

 Ceres Power *                                         1,250,000     2,743

 Close Brothers Group                                  335,400       5,053

 Collins Stewart Tullett                               591,600       4,768

 Dignity                                               1,000,000     6,763

 Eidos *                                               5,000,000     6,702

 GW Pharmaceuticals *                                  1,350,000     2,925

 Incepta Group                                         3,344,700     3,953

 Investec                                              277,847       8,169

 ITE Group                                             3,000,000     4,747

 Jessops *                                             3,000,000     8,676

 Marlborough Stirling                                  8,544,273     5,109

 Merchant Retail Group                                 1,508,325     4,874

 NDS ADR (USD) *ss.                                    205,000       7,271

 Paypoint *                                            588,700       2,712

 Photo Me *                                            1,430,000     2,709

 PHS Group                                             4,809,400     7,975

 Pinewood Shepperton *                                 1,000,000     3,890

 Sportingbet *                                         750,000       3,370

 St. Jame's Place Capital                              658,000       2,756

 Taylor Nelson                                         1,500,000     6,361

 Weir Group                                            1,000,000     6,167

 Total United Kingdom (Cost $135,537)                                151,431

 UNITED STATES  0.5%
 Common Stocks  0.5%
 deCode Genetics *ss.                                  753,200       5,431

 Total United States (Cost $3,634)                                   5,431

 SHORT-TERM INVESTMENTS  5.1%
 Money Market Funds  5.1%
 T. Rowe Price Reserve Investment Fund 2.39% #+        52,671,043    52,671

 Total Short-Term Investments (Cost $52,671)                         52,671

 SECURITIES LENDING COLLATERAL  9.0%
 Money Market Pooled Account 9.0%
 Investment in money market pooled account managed by
 JP Morgan Chase Bank, London, 2.386% #               93,950,818    93,951

 Total Securities Lending Collateral (Cost $93,951)                 93,951

 Total Investments in Securities
 108.4% of Net Assets (Cost $945,912)                      $        1,126,891


 (1)  Denominated in currency of country of incorporation
      unless otherwise noted
 ++   At January 31, 2005, a substantial number of the
      fund's international securities were valued by the T. Rowe
      Price Valuation Committee, established by the fund's Board of Directors.  See Note 1
 #    Seven-day yield
 *    Non-income producing
 ss.  All or a portion of this security is on loan at
      January 31, 2005 - See Note 2
 +    Affiliated company - See Note 4
 * Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors
 144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $18,969 and represents 1.8% of net assets
 ADR  American Depository Receipts
 GDR  Global Depository Receipts
 GDS  Global Depository Shares
 HKD  Hong Kong dollar
 NVDR Non Voting Depository Receipt
 USD  U.S. dollar

 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price International Discovery Fund
Unaudited
January 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Discovery Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of rapidly growing, small to medium-sized companies outside the U.S.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At January 31, 2005, the value of loaned securities was $90,423,000; aggregate collateral consisted of $93,951,000 in the money market pooled account.


NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2005, the cost of investments for federal income tax purposes was $945,912,000. Net unrealized gain aggregated $181,170,000 at period-end, of which $220,676,000 related to appreciated investments and $39,506,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of January 31, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended January 31, 2005, dividend income from the Reserve Funds totaled $267,000, and the value of shares of the Reserve Funds held at January 31, 2005, and October 31, 2004, was $52,671,000 and $25,491,000, respectively.



 T. Rowe Price European Stock Fund
 (Unaudited)                                           January 31, 2005
 PORTFOLIO OF INVESTMENTS (1) ++
 (Cost and value in $ 000s)                            Shares        Value

 AUSTRIA  0.4%
 Common Stocks  0.4%
 Erste Bank *                                          63,000        3,118

 Total Austria (Cost $1,043)                                         3,118

 BELGIUM  1.4%
 Common Stocks  1.4%
 Colruyt *                                             18,200        3,064

 Dexia                                                 120,360       2,690

 Fortis *ss.                                           85,269        2,306

 UCB *                                                 77,941        3,815

 Total Belgium (Cost $4,740)                                         11,875

 DENMARK  0.6%
 Common Stocks  0.6%
 Novo Nordisk, Series B *                              89,700        4,794

 Total Denmark (Cost $2,713)                                         4,794

 FINLAND  1.4%
 Common Stocks  1.4%
 Nokia                                                 769,615       11,783

 Total Finland (Cost $2,240)                                         11,783

 FRANCE  19.3%
 Common Stocks  19.3%
 AXA                                                   352,929       8,583

 BNP Paribas ss.                                       183,498       13,270

 Compagnie de Saint-Gobain                             114,292       7,084

 Credit Agricole ss.                                   454,909       13,582

 Essilor International *                               28,488        2,026

 France Telecom *                                      325,608       10,241

 Groupe Danone *ss.                                    46,728        4,364

 Hermes International *ss.                             28,963        5,691

 Ipsos *                                               12,332        1,318

 L'Oreal *ss.                                          19,468        1,461

 Lafarge                                               20,877        2,158

 LVMH ss.                                              45,803        3,180

 Neopost *ss.                                          90,515        6,997

 Publicis *ss.                                         29,800        940

 Sanofi-Aventis ss.                                    287,029       21,424

 Schneider Electric, Series A *ss.                     73,635        5,635

 Societe Generale                                      50,805        5,071

 Societe Television Francaise 1 *ss.                   198,763       6,479

 Sodexho Alliance *ss.                                 71,255        2,133

 STMicroelectronics *ss.                               63,306        1,058

 Thomson ss.                                           49,900        1,269

 Total ss.                                             133,045       28,615

 Veolia Environnement *ss.                             45,400        1,627

 Vivendi Universal *                                   64,738        2,047

 Zodiac                                                74,600        3,386

 Total France (Cost $84,034)                                         159,639

 GERMANY  4.3%
 Common Stocks  4.3%
 Allianz *                                             16,458        1,956

 Bayer *                                               96,382        3,153

 Bayerische Hypo-und Vereinsbank *                     116,314       2,563

 DEPFA Bank *                                          95,400        1,680

 Deutsche Bank *                                       59,659        5,085

 E.On                                                  55,031        4,938

 Hypo Real Estate *                                    278,026       11,029

 Lanxess *                                             9,637         187

 SAP                                                   16,638        2,591

 Siemens ss.                                           31,342        2,491

 Total Germany (Cost $21,526)                                        35,673

 GREECE  0.6%
 Common Stocks  0.6%
 National Bank of Greece *                             137,483       4,645

 Total Greece (Cost $3,388)                                          4,645

 IRELAND  1.1%
 Common Stocks  1.1%
 Bank of Ireland                                       448,700       7,145

 Irish Life & Permanent *                              100,100       1,828

 Total Ireland (Cost $6,765)                                         8,973

 ITALY  7.0%
 Common Stocks  7.0%
 Alleanza Assicurazioni *                              745,300       10,102

 Banca Intesa *                                        942,897       4,386

 Banco Popolare di Verona e Novara *ss.                204,300       3,929

 ENI S.p.A.                                            610,691       14,891

 Mediaset *                                            326,266       4,555

 Mediolanum *ss.                                       167,710       1,244

 Seat Pagine Gialle *ss.                               10,837,700    4,742

 Snam Rete Gas *                                       372,500       2,214

 Telecom Italia *ss.                                   480,449       1,908

 Telecom Italia Mobile ss.                             63,489        443

 Telecom Italia-RNC *                                  781,861       2,511

 UniCredito Italiano                                   1,291,868     7,118

 Total Italy (Cost $35,525)                                          58,043

 KAZAKHSTAN  0.3%
 Common Stocks  0.3%
 PetroKazakhstan (USD)                                 62,627        2,254

 Total Kazakhstan (Cost $1,722)                                      2,254

 NETHERLANDS  7.3%
 Common Stocks  7.3%
 Akzo Nobel                                            25,192        1,054

 ASM *ss.                                              217,800       3,785

 ASML Holding *ss.                                     459,260       7,511

 Fortis (Unified shares)                               127,080       3,433

 ING Groep GDS                                         473,088       13,670

 Koninklijke Numico *                                  148,512       5,697

 Philips Electronics                                   491,476       12,834

 Reed Elsevier *                                       96,230        1,301

 Royal Dutch Petroleum *ss.                            139,216       8,100

 Royal KPN *                                           129,400       1,244

 Trader.com, Class A *ss.                              47,112        642

 Wolters Kluwer GDS *                                  50,300        908

 Total Netherlands (Cost $37,722)                                    60,179

 NORWAY  0.2%
 Common Stocks  0.2%
 Orkla, Series A *                                     48,742        1,595

 Total Norway (Cost $273)                                            1,595

 PORTUGAL  0.3%
 Common Stocks  0.3%
 Portugal Telecom *                                    204,276       2,531

 Total Portugal (Cost $1,375)                                        2,531

 RUSSIA  1.5%
 Common Stocks  1.5%
 AO VimpelCom ADR (USD) *ss.                           148,200       5,365

 Lukoil ADR (USD) *ss.                                 13,540        1,671

 Lukoil ADR, 144A (USD) *ss.                           8,230         1,016

 MMC Norilsk Nickel (USD) *                            20,100        1,153

 Mobile Telephone ADR, 144A (USD) *                    56,800        2,044

 Mobile Telesystems ADR (USD) *ss.*                    20,800        748

 Total Russia (Cost $7,272)                                          11,997

 SPAIN  9.4%
 Common Stocks  9.4%
 Acciona                                               28,437        2,496

 Banco Bilbao Vizcaya Argentaria ss.                   732,555       12,365

 Banco Santander Central Hispano ss.                   497,637       5,910

 Cortefiel ss.                                         726,800       12,623

 Endesa ss.                                            204,732       4,670

 Gamesa ss.                                            407,272       5,835

 Gas Natural ss.                                       98,330        2,848

 Inditex *ss.                                          100,600       2,854

 Promotora de Informaciones *                          59,500        1,161

 Repsol ss.                                            174,176       4,458

 Sogecable *ss.                                        165,500       6,544

 Telefonica *                                          794,414       14,490

 Telefonica Moviles *                                  92,200        1,183

 Total Spain (Cost $45,712)                                          77,437

 SWEDEN  2.5%
 Common Stocks  2.5%
 Hennes & Mauritz, Series B *                          129,630       4,285

 LM Ericsson *                                         1,373,204     4,041

 Securitas, Series B *                                 633,084       10,011

 Tele2, Series B ss.                                   61,200        2,098

 Total Sweden (Cost $16,056)                                         20,435

 SWITZERLAND  9.2%
 Common Stocks  9.2%
 Adecco *                                              198,711       10,375

 Compagnie Financiere Richemont, Equity Units, Class A 206,800       6,474
*
 Credit Suisse Group *                                 275,820       11,144

 Nestle                                                72,834        19,122

 Roche Holding (Participation certificates) *          91,048        9,719

 UBS                                                   238,729       19,375

 Total Switzerland (Cost $39,389)                                    76,209

 TURKEY  0.3%
 Common Stocks  0.3%
 Turkiye Is Bankasi *                                  456,900       2,679

 Total Turkey (Cost $2,145)                                          2,679

 UNITED KINGDOM  31.7%
 Common Stocks  31.7%
 AstraZeneca *                                         287,964       10,829

 Autonomy                                              110,987       360

 BHP Billiton PLC *                                    351,800       4,356

 British Sky Broadcasting *                            159,173       1,695

 Cadbury Schweppes *                                   263,991       2,366

 Capita *                                              212,100       1,432

 Carnival                                              42,607        2,570

 Centrica                                              705,216       3,099

 Compass *                                             2,013,800     9,153

 David S. Smith                                        421,243       1,268

 Diageo *                                              897,492       12,237

 Electrocomponents                                     238,600       1,358

 GlaxoSmithKline                                       1,242,942     27,609

 Hays *                                                4,103,342     9,612

 Hilton Group                                          298,000       1,658

 Kesa Electricals                                      619,983       3,733

 Kingfisher *                                          3,016,411     17,339

 Logica CMG *                                          357,800       1,190

 MFI Furniture Group *                                 640,000       1,613

 Reed Elsevier (Ordinary shares) *                     961,501       8,731

 Rio Tinto (Ordinary shares) *                         99,324        3,105

 Royal Bank of Scotland                                1,106,263     36,658

 Sage Group *                                          694,927       2,587

 Shell Transport & Trading *                           2,484,228     21,705

 Standard Chartered *                                  273,600       5,029

 Taylor Nelson                                         1,466,191     6,218

 Tesco                                                 1,260,650     7,312

 Tomkins *                                             919,116       4,680

 Unilever N.V.                                         811,527       7,705

 United Business Media *                               206,678       2,108

 Vodafone                                              11,897,012    30,809

 William Morrison Supermarkets                         1,386,200     5,258

 WPP Group                                             551,940       6,011

 Total United Kingdom (Cost $209,632)                                261,393

 SHORT-TERM INVESTMENTS  0.0%
 Money Market Funds  0.0%
 T. Rowe Price Reserve Investment Fund, 2.39% #+       419,926       420

 Total Short-Term Investments (Cost $420)                            420

 SECURITIES LENDING COLLATERAL  19.0%
 Money Market Pooled Account 19.0%
 Investment in money market pooled account managed by
 JP Morgan Chase Bank, London, 2.386% #                156,893,531   156,894

 Total Securities Lending Collateral (Cost $156,894)                 156,894

 Total Investments in Securities
 117.8% of Net Assets (Cost $680,586)                        $        972,566


 (1)  Denominated in currency of country of incorporation
      unless otherwise noted
 ++   At January 31, 2005, a substantial number of the
      fund's international securities were valued by the T. Rowe
      Price Valuation Committee, established by the fund's Board of Directors.  See Note 1
 #    Seven-day yield
 *    Non-income producing
 ss.  All or a portion of this security is on loan at
      January 31, 2005 - See Note 2
 +    Affiliated company - See Note 4
 * Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors
 144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $3,060 and represents 0.4% of net assets
 ADR  American Depository Receipts
 GDS  Global Depository Shares
 USD  U.S. dollar

 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price European Stock Fund
Unaudited
January 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The European Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of European companies. Current income is a secondary objective.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At January 31, 2005, the value of loaned securities was $151,805,000; aggregate collateral consisted of $156,894,000 in the money market pooled account and U.S. Government securities valued at $413,000.


NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2005, the cost of investments for federal income tax purposes was $680,586,000. Net unrealized gain aggregated $292,008,000 at period-end, of which $320,354,000 related to appreciated investments and $28,346,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of January 31, 2005.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended January 31, 2005, dividend income from the Reserve Funds totaled $19,000, and the value of shares of the Reserve Funds held at January 31, 2005 and October 31, 2004 was $420,000 and $2,718,000, respectively.




 T. Rowe Price New Asia Fund
 Unaudited                                             January 31,
                                                       2005
 PORTFOLIO OF INVESTMENTS (1)
 (Cost and value in $ 000s)                            Shares        Value

 CHINA  7.6%
 Common Stocks  7.6%
 China Insurance (HKD)                                 14,526,000    6,056

 China Netcom (HKD) *                                  3,082,000     4,432

 China Resources Enterprise (HKD) ss.                  5,304,000     7,795

 China Telecom, 144A (HKD) **                          11,854,000    4,424

 Cnooc (HKD)                                           7,650,000     4,083

 Comba Telecom Systems (HKD)                           5,302,000     2,329

 CSMS Technologies (HKD) *                             56,065,000    3,744

 Gome Electrical Appliances (HKD) *                    6,863,000     6,620

 Luen Thai Holdings (HKD) *                            7,348,000     3,774

 Pacific Basin Shipping (HKD)                          8,318,000     3,572

 Panva Gas Holdings (HKD) *                            11,626,000    5,184

 Shanghai Forte Land Company (HKD) ss.                 18,566,000    6,084

 Silver Grant (HKD) *                                  8,652,000     4,306

 tom.com (HKD) *ss.                                    26,182,000    4,532

 YGM Trading (HKD)                                     2,106,000     3,529

 ZTE (HKD) *ss.                                        1,788,800     5,768

 Total China (Cost $71,893)                                          76,232

 HONG KONG  15.6%
 Common Stocks  15.6%
 Cheung Kong Holdings                                  1,320,000     12,116

 Chinese Estates Holdings *                            7,190,000     4,793

 Cross Harbour Holding *                               5,000,000     3,190

 Dah Sing Financial                                    470,000       3,420

 Dah Sing Financial Group                              3,090,880     5,891

 Esprit Holdings                                       1,760,001     10,210

 Giordano                                              12,248,000    7,576

 Grande Holdings                                       7,394,000     6,636

 Great Eagle                                           3,092,000     7,105

 Henderson Land Development ss.                        841,000       3,985

 Hutchison Whampoa                                     1,824,000     16,625

 Kingboard Chemical Holdings                           1,956,000     4,341

 Li & Fung                                             5,646,000     9,315

 Lifestyle                                             3,921,000     6,063

 Moulin International Holdings ss.                     6,276,000     4,911

 New World Development                                 9,632,199     9,467

 Oriental Press Group                                  12,592,000    4,120

 Shun Tak Holdings ss.                                 7,752,000     7,171

 Swire Pacific, Series A                               1,655,000     12,996

 Television Broadcast                                  1,705,000     8,116

 Titan Holdings *                                      13,640,000    1,436

 Varitronix                                            8,210,000     8,052

 Total Hong Kong (Cost $133,980)                                     157,535

 INDIA  20.1%
 Common Stocks  20.1%
 Arvind Mills *                                        3,740,300     10,488

 Balaji Telefilms                                      2,480,923     5,933

 Ballarpur Industries                                  2,609,338     5,142

 Bharti Tele-Ventures *                                1,512,000     7,983

 Bombay Dyeing                                         1,604,100     7,832

 CESC *                                                2,247,700     8,548

 Colgate-Palmolive (India)                             1,987,468     8,485

 GlaxoSmithKline                                       996,008       7,542

 Gujarat Mineral Development                           510,797       3,630

 HDFC Bank                                             1,342,872     17,542

 Himatsingka Seide                                     196,190       1,788

 I-Flex Solutions                                      556,870       7,854

 Indian Hotels                                         773,890       9,753

 Karur Vysya Bank                                      81,749        919

 Kotak Mahindra Finance                                2,667,334     17,477

 LIC Housing Finance *                                 1,161,044     5,628

 National Thermal Power *                              2,861,000     5,678

 Petronet LNG *                                        9,004,800     9,108

 Power Trading                                         3,619,900     4,446

 Raymond *                                             197,874       1,317

 Sintex Industries *                                   172,200       1,550

 Tata Tea                                              673,800       7,542

 Television Eighteen India +                           1,096,750     5,654

 Television Eighteen India, Warrants, 5/5/06 - 11/5/7  164,742       212
*+*
 UTI Bank                                              1,896,000     9,009

 Videsh Sanchar Nigam ADR (USD)                        869,300       8,736

 Welspun Gujarat Stahl *                               4,670,045     4,360

 Welspun India *                                       1,889,154     5,432

 Zee Telefilms                                         3,617,971     12,785

 Total India (Cost $117,235)                                         202,373

 INDONESIA  0.9%
 Common Stocks  0.9%
 Indosat                                               15,489,500    9,635

 Total Indonesia (Cost $6,585)                                       9,635

 JAPAN  0.1%
 Common Stocks  0.1%
 Sansui Electric (Ordinary shares) **                  2,820,000     762

 Total Japan (Cost $874)                                             762

 MALAYSIA  7.5%
 Common Stocks  7.5%
 Astro All Asia (Ordinary shares) *                    6,371,200     9,223

 Berjaya Sports Toto                                   3,103,650     3,302

 CIMB Berhad                                           5,333,000     8,000

 Hong Leong Bank                                       3,987,900     5,776

 Hwang-DBS (Malaysia)                                  6,000,000     2,451

 IJM                                                   3,603,600     4,629

 KLCC Property Holding *                               8,374,600     4,364

 Malayan Banking Berhad                                3,030,800     9,818

 MK Land Holdings                                      2,600,800     1,250

 Pos Malaysia & Services Holdings                      4,390,600     3,062

 Redtone                                               6,648,200     4,724

 Sime Darby                                            3,122,600     5,262

 Symphony House                                        7,945,500     1,695

 Symphony House, Warrants, 4/28/09 *                   1,399,080     92

 Tenaga Nasional                                       2,305,000     6,492

 Transmile Group                                       2,181,700     5,110

 Total Malaysia (Cost $66,751)                                       75,250

 SINGAPORE  7.3%
 Common Stocks  7.3%
 Ascendas, REIT                                        11,320,300    13,624

 Capitamall Trust, REIT                                6,726,500     8,256

 GES                                                   10,700,000    4,707

 Goodpack                                              6,792,000     5,354

 Raffles Holdings *                                    9,597,000     3,722

 Singapore Exchange                                    4,298,000     4,938

 Singapore Land                                        1,254,000     4,175

 Singapore Technologies Engineering                    3,311,000     4,856

 Starhub *                                             5,519,000     4,382

 United Overseas Bank                                  586,000       4,979

 Venture Manufacturing                                 902,000       8,660

 Yellow Pages *                                        4,723,000     6,087

 Total Singapore (Cost $62,598)                                      73,740

 SOUTH KOREA  21.1%
 Common Stocks  17.9%
 Amorepacific ss.                                      43,020        9,329

 Cheil Communications                                  33,000        4,927

 CJ Internet *                                         322,900       3,449

 Daewoo Shipbuilding & Marine Engineering ss.          239,370       4,305

 Hanaro Telecom *                                      1,250,886     4,410

 Hyundai Department Store ss.                          109,200       4,021

 Hyundai Fire Marin                                    1,019,300     4,160

 Hyundai Motor                                         26,580        1,507

 Hyundai Motor GDR, 144A (USD)                         120,500       3,408

 Kookmin Bank ss.                                      250,446       10,800

 Kookmin Bank ADR (USD) *ss.                           68,800        2,986

 Kumgang Korea Chemical                                75,570        11,224

 LG Ad                                                 231,730       3,933

 LG Electronics ss.                                    152,080       10,473

 Lotte Chilsung Beverage *                             10,310        9,026

 NCsoft *ss.                                           87,220        6,386

 S-Oil ss.                                             155,160       9,974

 Samsung Electronics ss.                               85,332        41,155

 Shinhan Financial *                                   330,700       8,312

 Shinsegae ss.                                         34,730        9,746

 SK Corporation ss.                                    144,380       7,691

 Woori Finance Holdings                                1,103,140     9,947

                                                                     181,169

 Preferred Stocks  3.2%
 Hyundai Motor ss.                                     439,610       14,364

 LG Electronics                                        79,790        2,907

 Samsung Electronics ss.                               47,260        14,739

                                                                     32,010

 Total South Korea (Cost $136,037)                                   213,179

 TAIWAN  12.0%
 Common Stocks  12.0%
 Advantech                                             3,292,567     7,624

 Basso Industry                                        2,269,300     5,042

 Cathay Financial Holdings                             6,736,000     13,281

 Cheng Shin Rubber Industry                            4,417,976     5,368

 Chinatrust Financial                                  10,403,635    11,706

 E.Sun Financial                                       12,238,000    9,798

 E.Sun Financial GDR, 144A (USD) *                     60,400        1,207

 Far Eastern Department Stores                         5,674,000     3,130

 Far Eastern Textile                                   11,376,129    8,248

 Far Eastone Telecommunications *                      3,834,303     4,407

 Formosa Petrochemical *                               2,122,000     3,977

 Polaris Securities                                    6,755,000     3,413

 Quanta Computer                                       4,818,330     8,047

 Taishin Financial Holdings                            11,556,078    10,435

 Taiwan Cellular                                       4,359,000     4,529

 Taiwan Semiconductor Manufacturing                    3,938,188     6,457

 Test Rite                                             11,878,736    7,523

 Via Technologies *                                    6,821,000     3,465

 Yuanta Core Pacific                                   5,169,408     3,802

 Total Taiwan (Cost $111,333)                                        121,459

 THAILAND  4.8%
 Common Stocks  4.8%
 Bangkok Bank NVDR ss.                                 2,838,800     7,877

 C.P. 7-Eleven                                         3,479,400     5,143

 Kasikornbank Public NVDR *ss.                         5,362,400     7,649

 Land & Houses NVDR                                    24,220,900    6,218

 Major Cineplex Group                                  9,473,100     3,317

 Ratchaburi Electricity Generating Holding *           4,186,300     4,343

 Siam City Cement *                                    546,500       3,685

 Siam Commercial Bank                                  2,907,200     3,751

 Siam Commercial Bank NVDR                             1,035,000     1,335

 True Corp., Rights *                                  1,597,894     0

 United Broadcasting NVDR *                            7,120,600     5,078

 United Broadcasting *                                 345,700       247

 Total Thailand (Cost $37,134)                                       48,643

 SHORT-TERM INVESTMENTS  1.9%
 Money Market Funds  1.9%
 T. Rowe Price Reserve Investment Fund, 2.39% #+       18,725,828    18,726

 Total Short-Term Investments (Cost $18,726)                         18,726

 SECURITIES LENDING COLLATERAL  2.4%
 Money Market Pooled Account 2.4%
 Investment in money market pooled account managed by
 J P Morgan Chase Bank, London, 2.386% #                 24,156,387    24,156

 Total Securities Lending Collateral (Cost $24,156)                    24,156

 Total Investments in Securities
 101.3% of Net Assets (Cost $787,302)                       $       1,021,690

 (1)  Denominated in currency of country of incorporation
      unless otherwise noted
 ++   At January 31, 2005, a substantial number of the
      fund's international securities were valued by the T. Rowe
      Price Valuation Committee, established by the fund's Board of Directors.  See Note 1
 #    Seven-day yield
 *    Non-income producing
 ss. All or a portion of this security is on loan at January 31, 2005 - See Note 2
 * Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors
 144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $9,039 and represents 0.9% of net assets
 ADR  American Depository Receipts
 GDR  Global Depository Receipts
 HKD  Hong Kong dollar
 NVDR Non Voting Depository Receipt
 REIT Real Estate Investment Trust
 USD  U.S. dollar

 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price New Asia Fund
Unaudited
January 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The New Asia Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments in companies located (or with primary operations) in Asia (excluding Japan).

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At January 31, 2005, the value of loaned securities was $68,627,000; aggregate collateral consisted of $24,156,000 in the money market pooled account and U.S. government securities valued at $48,359,000.


NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2005, the cost of investments for federal income tax purposes was $787,302,000. Net unrealized gain aggregated $234,439,000 at period-end, of which $258,646,000 related to appreciated investments and $24,207,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of January 31, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees.




 T. Rowe Price Japan Fund
 Unaudited                                             January 31,
                                                       2005
 PORTFOLIO OF INVESTMENTS (1) ++
 (Cost and value in $ 000s)                            Shares        Value

 JAPAN  92.4%
 Common Stocks  92.4%
 Consumer Discretionary  23.0%
 Aruze *ss.                                            91,200        2,248

 As One Corporation ss.                                57,500        1,650

 Bridgestone ss.                                       81,000        1,587

 Cosel                                                 32,200        848

 Culture Convenience                                   162,300       2,072

 Daito Trust Construction                              26,800        1,240

 Furuno Electric                                       123,000       1,128

 Honda                                                 39,200        2,056

 Maruko *                                              47,500        480

 NHK Spring ss.                                        284,000       1,956

 Nihon Trim                                            15,300        977

 Nishimatsuya Chain                                    49,200        1,815

 Nissan Motor ss.                                      290,900       3,090

 Point                                                 73,600        2,451

 Rakuten ss.                                           274           293

 Rakuten (When issued shares) *ss.*                    2,466         2,308

 Sega Sammy Holdings *ss.                              65,800        4,239

 Shimano                                               56,400        1,557

 Token                                                 24,800        1,013

 Toyota Motor                                          258,800       10,111

 U's BMB Entertainment                                 306,000       1,565

 USS ss.                                               27,840        2,300

 Total Consumer Discretionary                                        46,984

 Consumer Staples  2.9%
 Ito ss.                                               44,900        2,372

 J-Oil Mills ss.                                       428,000       1,574

 Maruha Group *                                        954,000       1,852

 Warabeya Nichiyo *                                    8,600         195

 Total Consumer Staples                                              5,993

 Energy  1.3%
 AOC Holdings *                                        216,000       2,539

 Total Energy                                                        2,539

 Financials  22.1%
 AIFUL ss.                                             22,200        2,514

 Arnest One (Ordinary Shares)                          2,500         65

 Credit Saison ss.                                     71,800        2,431

 Daiwa Securities                                      389,000       2,627

 K. K. DaVinci Advisors *                              1,040         1,644

 Leopalace21                                           197,900       3,599

 Matsui Securities ss.                                 43,100        1,536

 Mitsubishi Tokyo Financial                            721           6,842

 Mizuho Financial Group                                862           4,162

 Resona Holdings *                                     1,515,000     3,088

 Shoei                                                 69,100        1,091

 SMBS Friend Securities *ss.                           292,500       1,963

 Sumitomo Mitsui Financial ss.                         655           4,596

 Sumitomo Realty & Development                         172,000       2,408

 Sumitomo Trust & Banking                              445,000       3,012

 T&D Holdings *                                        54,600        2,562

 Takefuji                                              14,630        1,026

 Total Financials                                                    45,166

 Health Care  3.2%
 Terumo                                                89,700        2,588

 TOPCON                                                41,000        577

 Yamanouchi Pharmaceutical                             91,200        3,309

 Total Health Care                                                   6,474

 Industrials & Business Services  14.2%
 Ahresty *                                             71,600        1,133

 Aica Kogyo ss.                                        81,000        969

 Asahi Pretec                                          83,500        1,125

 Bando Chemical                                        301,000       1,332

 Benesse                                               80,500        2,876

 Best Bridal *                                         47            968

 BSL Corporation                                       810,000       1,769

 Chiyoda *                                             325,000       2,691

 Daikin Industries ss.                                 48,800        1,310

 Japan Cash Machine                                    44,700        1,403

 Japan Cash Machine (When issued shares) **            22,350        701

 Mitsubishi                                            122,200       1,435

 Mitsubishi Electric                                   544,000       2,672

 NSK                                                   399,000       2,072

 Phoenix Electric                                      53,500        1,033

 Ryobi                                                 357,000       1,471

 Sankyo-Tateyama *                                     181,000       568

 Takeuchi                                              19,800        870

 Toyota Tsusho ss.                                     104,000       1,607

 Yamazen *                                             316,000       1,084

 Total Industrials & Business Services                               29,089

 Information Technology  14.8%
 Axell                                                 242           2,098

 Canon                                                 102,000       5,300

 eAccess *ss.                                          1,750         1,772

 Hoya                                                  28,500        2,928

 Keyence                                               11,100        2,541

 Konica Minolta Holdings ss.                           199,000       2,498

 NEC                                                   351,000       2,006

 Nidec ss.                                             23,100        2,596

 NIWS *                                                529           1,504

 Roland DG ss.                                         30,200        1,562

 Shimadzu ss.                                          409,000       2,582

 Trend Micro                                           32,000        1,433

 Yokogawa Electric                                     114,400       1,517

 Total Information Technology                                        30,337

 Materials  8.6%
 Air Water ss.                                         250,000       1,885

 Hitachi Chemical                                      153,600       2,627

 JFE Holdings ss.                                      114,900       3,169

 JSR ss.                                               108,000       2,295

 Nihon Parkerizing                                     192,000       1,776

 Sekisui Jushi                                         167,000       1,096

 Shin-Etsu Polymer                                     85,000        656

 Teijin ss.                                            503,000       2,084

 Toray Industries                                      440,000       2,047

 Total Materials                                                     17,635

 Telecommunication Services  2.3%
 KDDI                                                  564           2,873

 NTT DoCoMo                                            1,073         1,867

 Total Telecommunication Services                                    4,740

 Total Japan (Cost $172,597)                                         188,957

 SHORT-TERM INVESTMENTS  6.0%
 Money Market Funds  6.0%
 T. Rowe Price Reserve Investment Fund, 2.39% #+       12,347,914    12,348

 Total Short-Term Investments (Cost $12,348)                         12,348

 SECURITIES LENDING COLLATERAL  16.1%
 Money Market Pooled Account 16.1%
 Investment in money market pooled account managed by
 JP Morgan Chase Bank, London, 2.386% #                 32,981,642    32,982

 Total Securities Lending Collateral (Cost $32,982)                   32,982

 Total Investments in Securities
 114.5% of Net Assets (Cost $217,927)                  $             234,287


 (1)  Denominated in currency of country of incorporation unless otherwise noted
 ++   At January 31, 2005, a substantial number of the
      fund's international securities were valued by the T. Rowe
      Price Valuation Committee, established by the fund's Board of Directors.  See Note 1
 #    Seven-day yield
 *    Non-income producing
 ss.  All or a portion of this security is on loan at
      January 31, 2005 - See Note 2
 +    Affiliated company - See Note 4.
 * Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors

 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Japan Fund
Unaudited January 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Japan Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments in the common stocks of companies located (or with primary operations) in Japan.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that both the NYSE and the Tokyo Stock Exchange are open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At January 31, 2005, the value of loaned securities was $31,333,000; aggregate collateral consisted of $32,982,000 in the money market pooled account.


NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2005, the cost of investments for federal income tax purposes was $217,927,000. Net unrealized gain aggregated $16,360,000 at period-end, of which $18,088,000 related to appreciated investments and $1,728,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of January 31, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds),open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended January 31, 2005, dividend income from the Reserve Funds totaled $37,000, and the value of shares of the Reserve Funds held at January 31, 2005 and October 31, 2004 was $12,348,000 and $8,090,000, respectively.



T. Rowe Price International Growth & Income Fund
Unaudited
January 31, 2005
PORTFOLIO OF INVESTMENTS (1)++
(Cost and value in $ 000s)                            Shares        Value

 EUROPE/FAR EAST  0.1%
 Common Stocks  0.1%
 iShares MSCI EAFE (USD)                               5,100         802

 Total Europe/Far East (Cost $764)                                   802

 AUSTRALIA  8.4%
 Common Stocks  8.4%
 Australia & New Zealand Banking                       482,872       7,721

 Babcock & Brown *                                     348,084       2,690

 Bluescope Steel                                       614,702       4,421

 Boral                                                 534,156       2,986

 Coles Myer                                            248,834       1,793

 Downer EDI                                            369,657       1,469

 Insurance Australia Group                             499,544       2,522

 Macquarie Bank                                        98,600        3,739

 Mirvac                                                376,915       1,378

 National Australia Bank ss.                           353,572       8,135

 Nufarm                                                252,053       1,934

 Oil Search                                            1,074,442     1,679

 Pacific Brands                                        674,244       1,623

 Publishing & Broadcasting                             209,712       2,667

 Qantas Airways                                        416,809       1,152

 QBE Insurance ss.                                     199,385       2,362

 Santos ss.                                            502,443       3,638

 Westpac Banking                                       213,302       3,179

 Total Australia (Cost $43,255)                                      55,088

 AUSTRIA  0.9%
 Common Stocks  0.9%
 Bank Austria Creditanstalt                            47,039        4,093

 Voestalpine ss.                                       24,366        1,848

 Total Austria (Cost $4,213)                                         5,941

 BELGIUM  0.8%
 Common Stocks  0.8%
 Dexia                                                 86,768        1,940

 KBC Bank ss.                                          25,804        1,996

 Umicore ss.                                           14,771        1,319

 Total Belgium (Cost $3,798)                                         5,255

 BRAZIL  0.5%
 Common Stocks  0.5%
 Petroleo Brasileiro (Petrobras) ADR (USD)             60,700        2,176

 Tele Norte Leste ADR (USD)                            68,700        990

 Total Brazil (Cost $2,504)                                          3,166

 CHILE  0.3%
 Common Stocks  0.3%
 Banco Santander Chile ADR (USD)                       27,500        890

 Compania de Telecomunicaciones de Chile ADR, Class A  124,600       1,420
(USD)
 Total Chile (Cost $2,167)                                           2,310

 CHINA  1.1%
 Common Stocks  1.1%
 China Overseas Land (HKD)                             7,588,000     1,900

 China Petroleum & Chemical (H shares) (HKD)           4,888,000     1,961

 China Telecom (HKD)                                   4,233,000     1,580

 China Unicom (HKD)                                    982,000       806

 Semiconductor Manufacturing International ADR (USD) * 31,200        316

 TCL (HKD) ss.                                         3,126,000     645

 Total China (Cost $7,344)                                           7,208

 DENMARK  0.3%
 Common Stocks  0.3%
 TDC                                                   53,338        2,217

 Total Denmark (Cost $1,950)                                         2,217

 FINLAND  1.3%
 Common Stocks  1.3%
 Kesko ss.                                             99,776        2,569

 Nokia                                                 197,348       3,022

 UPM-Kymmene                                           122,380       2,593

 Total Finland (Cost $7,021)                                         8,184

 FRANCE  9.4%
 Common Stocks  9.4%
 Accor                                                 31,388        1,376

 AXA                                                   269,050       6,543

 BNP Paribas                                           104,365       7,547

 Bouygues ss.                                          86,809        3,405

 CNP Assurances ss.                                    26,752        1,914

 Compagnie de Saint-Gobain ss.                         32,548        2,017

 European Aeronautic Defense & Space ss.               82,233        2,520

 Lafarge                                               23,097        2,387

 Pernod-Ricard ss.                                     11,559        1,639

 Pinault Printemps Redoute ss.                         10,815        1,142

 Publicis *ss.                                         120,353       3,797

 Renault ss.                                           71,948        5,893

 Sanofi-Aventis ss.                                    70,559        5,267

 Societe Generale ss.                                  36,700        3,663

 Thomson ss.                                           108,658       2,763

 Total ss.                                             43,267        9,306

 Total ADR (USD)                                       600           65

 Total France (Cost $52,040)                                         61,244

 GERMANY  7.5%
 Common Stocks  6.8%
 Altana                                                52,145        3,058

 BASF                                                  94,863        6,491

 BMW                                                   46,872        1,969

 Celesio ss.                                           22,918        1,781

 DaimlerChrysler                                       45,356        2,066

 E.On                                                  101,932       9,147

 Hannover Rueckversicherung                            19,413        748

 Hypo Real Estate *                                    118,994       4,721

 Jenoptik *                                            30,279        374

 MAN                                                   27,793        1,151

 METRO                                                 99,070        5,186

 Munich Re                                             18,000        2,063

 SAP                                                   8,072         1,257

 Siemens ss.                                           55,969        4,448

                                                                     44,460

 Preferred Stocks  0.7%
 Fresenius                                             16,478        1,674

 Hugo Boss ss.                                         76,488        2,512

                                                                     4,186

 Total Germany (Cost $41,040)                                        48,646

 HONG KONG  1.8%
 Common Stocks  1.8%
 Esprit Holdings                                       223,000       1,294

 Hang Lung Development ss.                             1,071,000     1,869

 Hong Kong Electric                                    448,000       2,004

 Hutchison Whampoa                                     581,800       5,303

 Wheelock                                              930,000       1,411

 Total Hong Kong (Cost $9,808)                                       11,881

 IRELAND  1.1%
 Common Stocks  1.1%
 Bank of Ireland (Dublin Listing)                      336,631       5,329

 DCC                                                   92,121        2,086

 Total Ireland (Cost $6,825)                                         7,415

 ITALY  3.2%
 Common Stocks  3.2%
 Banche Poplari Unite                                  52,347        1,071

 ENI S.p.A.                                            331,945       8,094

 ENI S.p.A. ADR (USD)                                  1,500         183

 Milano Assicurazioni *                                411,533       2,244

 Mondadori                                             105,484       1,176

 Saipem                                                127,668       1,617

 Telecom Italia Mobile ss.                             29,109        203

 UniCredito Italiano                                   746,609       4,114

 Unipol ss.                                            416,092       2,000

 Total Italy (Cost $16,850)                                          20,702

 JAPAN  17.7%
 Common Stocks  17.7%
 Aioi Insurance                                        507,000       2,314

 Alpine Electronics ss.                                93,000        1,233

 Asahi Breweries                                       153,000       1,910

 Bank of Yokohama                                      247,000       1,558

 Canon                                                 49,000        2,546

 Dai Nippon Printing                                   128,000       2,014

 Dainippon Pharmaceutical                              130,000       1,251

 Denki Kagaku Kogyo Kabushiki Kaisha                   308,000       1,032

 Electric Power, 144A **                               9,400         280

 Electric Power *                                      1,000         30

 Glory ss.                                             77,000        1,337

 Goldcrest ss.                                         31,380        2,206

 Heiwa                                                 38,000        659

 Honda                                                 43,100        2,261

 INPEX *                                               72            359

 Joyo Bank                                             403,000       2,110

 Kaneka                                                170,000       1,890

 KDDI                                                  460           2,343

 Kirin Brewery                                         189,000       1,909

 Kobayashi Pharmaceutical ss.                          34,000        885

 Koito Manufacturing ss.                               247,000       2,335

 Lintec ss.                                            76,000        1,174

 Mitsubishi                                            315,000       3,700

 Mitsui Sumitomo Insurance                             255,000       2,238

 NEC ss.                                               201,000       1,149

 Nippon Express ss.                                    487,000       2,378

 Nippon Mining Holdings                                467,500       2,369

 Nippon Yusen ss.                                      830,000       4,595

 Nipro                                                 67,000        1,111

 NSK                                                   348,000       1,807

 Promise                                               41,950        2,944

 Sankyo                                                119,100       2,643

 Shimadzu ss.                                          532,000       3,358

 Sony ss.                                              116,200       4,303

 Sony ADR (USD)                                        1,500         56

 Sumitomo                                              264,000       2,266

 Sumitomo Bakelite ss.                                 137,000       862

 Sumitomo Mitsui Financial ss.                         314           2,203

 Takeda Chemical Industries                            109,400       5,199

 TDK                                                   15,100        1,054

 TDK ADR (USD)                                         500           35

 Terumo ss.                                            90,400        2,608

 The 77 Bank                                           180,000       1,301

 Toho Gas                                              806,000       2,821

 Tohoku Electric Power                                 246,000       4,373

 Tonen General Sekiyu                                  295,000       2,739

 Toppan Forms ss.                                      110,000       1,374

 Toshiba ss.                                           1,016,000     4,099

 Toyota Motor                                          304,700       11,905

 Trans Cosmos ss.                                      22,000        770

 World Company ss.                                     26,000        946

 Yamaha                                                73,800        1,123

 Yamanouchi Pharmaceutical                             33,900        1,230

 Yamato Transport                                      111,000       1,658

 York-Benimaru                                         27,200        843

 Total Japan (Cost $103,655)                                         115,696

 MALAYSIA  0.1%
 Common Stocks  0.1%
 Astro All Asia, 144A **                               84,200        122

 Astro All Asia (Ordinary shares) *                    184,000       266

 Total Malaysia (Cost $320)                                          388

 MEXICO  1.1%
 Common Stocks  1.1%
 America Movil ADR, Series L (USD)                     44,800        2,377

 Cemex                                                 178,675       1,337

 Grupo Financiero Banorte                              371,300       2,385

 Wal-Mart de Mexico, Series V                          324,900       1,120

 Total Mexico (Cost $4,984)                                          7,219

 NETHERLANDS  4.6%
 Common Stocks  4.6%
 ABN Amro ADR (USD)                                    3,000         81

 ABN Amro Holdings                                     252,862       6,856

 Akzo Nobel                                            40,060        1,675

 ASML Holding *ss.                                     211,358       3,457

 Corio                                                 32,924        1,925

 DSM                                                   49,449        3,077

 Fortis (Unified shares)                               89,969        2,431

 ING Groep GDS                                         223,248       6,451

 Koninklijke Wessanen GDS ss.                          122,279       1,765

 Philips Electronics                                   94,651        2,472

 Total Netherlands (Cost $25,631)                                    30,190

 NORWAY  2.0%
 Common Stocks  2.0%
 Norsk Hydro                                           42,636        3,259

 Statoil ASA                                           573,667       8,797

 Yara International *ss.                               60,288        712

 Total Norway (Cost $10,506)                                         12,768

 SINGAPORE  2.2%
 Common Stocks  2.2%
 Creative Technology                                   84,400        1,148

 Fraser & Neave                                        289,700       2,958

 GES                                                   3,130,000     1,377

 Sembcorp                                              2,318,000     2,626

 Singapore Press                                       563,250       1,536

 United Overseas Bank                                  580,336       4,931

 Total Singapore (Cost $12,491)                                      14,576

 SPAIN  2.3%
 Common Stocks  2.3%
 Acciona ss.                                           57,234        5,024

 Banco Santander Central Hispano ss.                   498,920       5,925

 Banco Santander Central Hispano ADR (USD)             4,100         48

 Gestevision Telecino *                                14,193        308

 Iberdrola ss.                                         83,646        2,076

 Indra Sistemas                                        84,871        1,453

 Total Spain (Cost $12,221)                                          14,834

 SWEDEN  5.2%
 Common Stocks  5.2%
 Autoliv ss.                                           64,100        3,005

 ForeningsSparbanken, Series A                         95,474        2,231

 Nobia                                                 94,171        1,545

 NORDEA                                                942,560       8,749

 Peab                                                  210,397       2,043

 SEB, Series A                                         170,365       3,036

 SKF, Series B                                         51,969        2,396

 SSAB Svenskt Stal, Series A                           186,278       4,459

 Svenska Handelsbanken, Series A                       238,334       5,648

 Tele2, Series B ss.                                   23,044        790

 Total Sweden (Cost $27,714)                                         33,902

 SWITZERLAND  3.8%
 Common Stocks  3.8%
 Kaba Holding                                          3,405         1,053

 Nestle                                                21,851        5,737

 Novartis                                              118,622       5,689

 Swisscom                                              5,543         2,098

 UBS                                                   110,214       8,945

 UBS (Registered shares) (USD)                         316           26

 Vontobel                                              46,644        1,130

 Total Switzerland (Cost $22,304)                                    24,678

 UNITED KINGDOM  23.1%
 Common Stocks  23.1%
 Aegis                                                 1,166,380     2,307

 Alliance & Leicester                                  75,533        1,273

 Alliance UniChem                                      128,937       1,823

 Anglo American                                        164,103       3,811

 Associated British Foods                              284,923       4,042

 AstraZeneca ADR (USD)                                 43,100        1,621

 Aviva                                                 349,212       4,180

 Barclays                                              84,751        930

 Barclays ADR (USD)                                    234,700       10,362

 BP ADR (USD)                                          248,300       14,804

 Bradford & Bingley                                    360,681       2,248

 Cadbury Schweppes ADR (USD)                           62,500        2,269

 Centrica                                              813,048       3,573

 Close Brothers Group                                  68,769        1,036

 David S. Smith                                        562,547       1,693

 Dixons                                                717,772       2,141

 Exel                                                  159,261       2,404

 GlaxoSmithKline ADR (USD)                             179,900       8,018

 Guinness Peat Group (NZD)                             574,925       925

 Hanson                                                180,632       1,686

 HBOS                                                  429,228       6,850

 Hilton Group                                          589,925       3,282

 HSBC                                                  488,925       8,115

 J Sainsbury                                           159,861       853

 Kesa Electricals                                      381,254       2,296

 Mitchells & Butlers                                   365,007       2,234

 mmO2 *                                                2,635,028     6,247

 Persimmon                                             125,187       1,697

 Pilkington                                            774,187       1,736

 Prudential                                            204,334       1,771

 Rolls-Royce Group *                                   699,792       3,438

 Royal & Sun Alliance                                  816,335       1,323

 Royal Bank of Scotland                                338,360       11,212

 Shell Transport & Trading ADR (USD)                   275,700       14,551

 Tesco                                                 543,778       3,154

 United Utilities                                      154,943       1,870

 United Utilities, Class A                             27,185        233

 Vodafone ADR (USD)                                    193,700       5,032

 WPP Group                                             322,444       3,512

 Total United Kingdom (Cost $130,574)                                150,552

 SHORT-TERM INVESTMENTS  0.8%
 Money Market Funds  0.8%
 T. Rowe Price Reserve Investment Fund, 2.39% #+       5,073,510     5,073

 Total Short-Term Investments (Cost $5,073)                          5,073

 SECURITIES LENDING COLLATERAL  12.7%
 Money Market Pooled Account 12.7%
 Investment in money market pooled account managed by
 JP Morgan Chase Bank, London, 2.386% #                82,690,147    82,690

 Total Securities Lending Collateral (Cost $82,690)                  82,690

 Total Investments in Securities
 112.3% of Net Assets (Cost $637,742)                        $       732,625


 (1)  Denominated in currency of country of incorporation unless otherwise noted
 ++   At January 31, 2005, a substantial number of the
      fund's international securities were valued by the T. Rowe
      Price Valuation Committee, established by the fund's
      Board of Directors.  See Note 1
 #    Seven-day yield
 *    Non-income producing
 ss.  All or a portion of this security is on loan at
      January 31, 2005 - See Note 2
 +    Affiliated company - See Note 4.
 * Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors
 144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $402 and represents 0.1% of net assets
 ADR  American Depository Receipts
 GDS  Global Depository Shares
 HKD  Hong Kong dollar
 NZD  New Zealand dollar
 USD  U.S. dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price International Growth & Income Fund
Unaudited
January 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Growth & Income Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital and reasonable income through investments primarily in the common stocks of well-established, dividend-paying non-U.S. companies.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At January 31, 2005, the value of loaned securities was $77,458,000; aggregate collateral consisted of $82,690,000 in the money market pooled account.


NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2005, the cost of investments for federal income tax purposes was $637,742,000. Net unrealized gain aggregated $94,881,000 at period-end, of which $97,089,000 related to appreciated investments and $2,208,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of January 31, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended January 31, 2005, dividend income from the Reserve Funds totaled $41,000, and the value of shares of the Reserve Funds held at January 31, 2005 and October 31, 2004 was $5,073,000 and $11,680,000, respectively.



 T. Rowe Price Latin America Fund
 (Unaudited)                                           January 31, 2005
 PORTFOLIO OF INVESTMENTS (1) ++
 (Cost and value in $ 000s)                            Shares        Value

 ARGENTINA  3.0%
 Common Stocks  3.0%
 Tenaris ADR (USD) *                                   194,600       9,594

 Total Argentina (Cost $6,946)                                       9,594

 BRAZIL  52.4%
 Common Stocks  40.9%
 Aracruz Celulose ADR (USD)                            17,700        619

 Cia Energetica Minas Gerais (Cemig)                   223,877,000   4,940

 Companhia de Bebidas ADR (USD) ss.                    222,424       5,672

 Companhia Siderurgica Nacional *                      264,208       5,294

 Companhia Vale do Rio Doce ADR (USD) *                561,400       14,125

 Companhia Vale do Rio Doce ADR
 (1 ADR represents 1 common share) (USD) *ss.          542,700       16,416

 Diagnosticos Da Am *                                  287,000       2,963

 Embraer Aircraft ADR (USD) ss.                        91,082        2,901

 Gol-Linhas Aereas Inteligentes ADR (USD) *            44,000        1,298

 Grendene *                                            113,200       1,268

 Natura Cosmeticos *                                   272,100       6,649

 Petroleo Brasileiro (Petrobras) ADR (USD) *           945,757       33,905

 Petroleo Brasileiro (Petrobras) ADR
 (1 ADR represents 1 common share) (USD) *ss.          306,400       12,455

 Tele Centro Oeste Celular ADR (USD) ss.               31,600        311

 Tele Norte Leste ADR (USD) *ss.                       483,400       6,966

 Tele Norte Leste Participaco *                        291,501       5,050

 Telesp Celular Participacoes ADR (USD) *              648,200       4,019

 Votorantim Celulose ADR (USD) *ss.                    411,599       6,022

                                                                     130,873

 Preferred Stocks  11.5%
 Banco Bradesco                                        297,873       7,381

 Banco Bradesco GDR **                                 10,986        272

 Banco Itau Holdings Financiera                        126,743       18,903

 Caemi Mineracao e Metalurgica *                       5,287,900     4,873

 Perdigao                                              97,800        2,005

 Sadia                                                 676,000       1,300

 Sider De Tubarao *                                    17,000        927

 Suzano Bahia Sul Papel                                270,701       1,273

                                                                     36,934

 Total Brazil (Cost $112,010)                                        167,807

 CHILE  2.9%
 Common Stocks  2.9%
 Banco Santander Chile ADR (USD) *ss.                  140,466       4,544

 Empresa Nacional de Electricidad ADR (USD) *ss.       188,500       3,233

 Enersis ADR (USD) *ss.                                81,000        649

 Vina Concha Y Toro ADR (USD)                          10,900        779

 Total Chile (Cost $6,733)                                           9,205

 MEXICO  37.7%
 Common Stocks  37.7%
 America Movil ADR, Series L (USD)                     635,976       33,745

 Cemex *                                               1,013,926     7,588

 Consorcio ARA *                                       1,011,700     3,682

 Grupo Aeroportuario del Sureste ADR (USD) *           231,700       6,166

 Grupo Financiero Banorte *                            1,594,900     10,244

 Grupo Modelo, Series C *ss.                           2,362,200     6,366

 Grupo Televisa ADR (USD) *                            197,800       11,637

 Kimberly-Clark de Mexico, Series A                    806,000       2,611

 Organizacion Soriana, Series B *                      1,259,500     4,449

 Telmex ADR (USD) ss.                                  320,376       11,934

 Urbi Desarrollos Urbanos *ss.                         1,183,300     6,397

 Wal-Mart de Mexico, Series V *                        4,599,474     15,859

 Total Mexico (Cost $68,392)                                         120,678

 PERU  0.6%
 Common Stocks  0.6%
 Compania de Minas Buenaventura ADR, Series B (USD)    94,900        2,018

 Total Peru (Cost $1,588)                                            2,018

 SHORT-TERM INVESTMENTS  2.9%
 Money Market Funds  2.9%
 T. Rowe Price Reserve Investment Fund, 2.39% #+       9,149,954     9,150

 Total Short-Term Investments (Cost $9,150)                          9,150

 SECURITIES LENDING COLLATERAL 11.0% Money Market Pooled Account 11.0% Investment in money market pooled account
 managed by JP Morgan Chase Bank, London, 2.386% #     35,326,716    35,327

 Total Securities Lending Collateral (Cost $35,327)                  35,327

 Total Investments in Securities
 110.5% of Net Assets (Cost $240,146)                  $             353,779


 (1)  Denominated in currency of country of incorporation unless otherwise noted
 ++   At January 31, 2005, a substantial number of the
      fund's international securities were valued by the T. Rowe
      Price Valuation Committee, established by the fund's Board of Directors.  See Note 1
 #    Seven-day yield
 *    Non-income producing
 ss.  All or a portion of this security is on loan at
      January 31, 2005 - See Note 2
 +    Affiliated company - See Note 4
 * Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors
 ADR  American Depository Receipts
 GDR  Global Depository Receipts
 USD  U.S. dollar

 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Latin America Fund
Unaudited
January 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Latin America Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in Latin America.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At January 31, 2005, the value of loaned securities was $35,194,000; aggregate collateral consisted of $35,327,000 in the money market pooled account.


NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2005, the cost of investments for federal income tax purposes was $240,146,000. Net unrealized gain aggregated $113,672,000 at period-end, of which $114,420,000 related to appreciated investments and $748,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of January 31, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended January 31, 2005, dividend income from the Reserve Funds totaled $55,000, and the value of shares of the Reserve Funds held at January 31, 2005 and October 31, 2004 was $9,150,000 and $9,464,000, respectively.




 T. Rowe Price Emerging Markets Stock Fund
 Unaudited                                             January 31, 2005
 PORTFOLIO OF INVESTMENTS (1)++
 (Cost and value in $ 000s)                            Shares        Value

 ARGENTINA  0.8%
 Common Stocks  0.8%
 Tenaris ADR (USD)                                     123,300       6,079

 Total Argentina (Cost $4,296)                                       6,079

 BRAZIL  9.9%
 Common Stocks  8.5%
 Cia Energetica Minas Gerais (Cemig) *                 142,076,000   3,135

 Companhia Siderurgica Nacional *                      234,166       4,692

 Companhia Vale do Rio Doce ADR (USD) *                200,500       5,045

 Companhia Vale do Rio Doce ADR
 (1 ADR represents 1 common share) (USD) *ss.          294,300       8,902

 Grendene *                                            44,900        503

 Natura Cosmeticos *                                   147,600       3,607

 Petroleo Brasileiro (Petrobras) ADR (USD) *           508,490       18,229

 Petroleo Brasileiro (Petrobras) ADR
 (1 ADR represents 1 common share) (USD) *             211,700       8,606

 Tele Centro Oeste Celular ADR (USD) *ss.              1             0

 Tele Norte Leste ADR (USD) ss.                        237,800       3,427

 Tele Norte Leste Participaco *                        269,640       4,671

 Telesp Celular Participacoes ADR (USD) *              504,400       3,127

 Votorantim Celulose ADR (USD) *ss.                    356,800       5,220

                                                                     69,164

 Preferred Stocks  1.4%
 Banco Itau Holdings Financiera *                      60,349        9,000

 Caemi Mineracao e Metalurgica *                       2,278,300     2,100

                                                                     11,100

 Total Brazil (Cost $57,056)                                         80,264

 CHINA  4.6%
 Common Stocks  4.6%
 China Insurance (HKD) *                               6,866,000     2,862

 China Netcom (HKD) *                                  2,320,500     3,337

 China Resources Enterprise (HKD) *ss.                 2,010,000     2,954

 China Telecom (HKD) *ss.                              8,912,000     3,326

 Cnooc (HKD) *                                         8,579,000     4,579

 Gome Electrical Appliances (HKD) *                    5,054,000     4,875

 Luen Thai Holdings (HKD) *                            4,694,000     2,411

 Panva Gas Holdings (HKD) *ss.                         6,401,000     2,854

 Shanghai Forte Land Company (HKD) *ss.                7,884,000     2,584

 Silver Grant (HKD) *                                  5,008,000     2,492

 tom.com (HKD) *ss.                                    11,062,000    1,915

 ZTE (HKD) ss.                                         1,077,400     3,474

 Total China (Cost $34,050)                                          37,663

 CZECH REPUBLIC  0.5%
 Common Stocks  0.5%
 Komercni Banka *                                      29,713        4,450

 Total Czech Republic (Cost $2,928)                                  4,450

 EGYPT  4.5%
 Common Stocks  4.5%
 Commercial International Bank *                       1,079,718     8,662

 Egyptian Company for Mobile Services *                255,910       7,385

 Orascom Construction Industries *                     357,800       6,101

 Orascom Telecom GDR (USD) *                           120,450       3,771

 Orascom Telecommunications *                          108,745       6,982

 Vodafone Egypt *                                      291,660       3,554

 Total Egypt (Cost $21,286)                                          36,455

 ESTONIA  0.5%
 Common Stocks  0.5%
 Hansabank (EUR) *                                     328,900       4,297

 Total Estonia (Cost $3,537)                                         4,297

 EUROPE/FAR EAST  1.0%
 Common Stocks  1.0%
 iShares MSCI Emerging Markets Index Fund (USD) *ss.   39,100        7,850

 Total Europe/Far East (Cost $6,282)                                 7,850

 HONG KONG  0.3%
 Common Stocks  0.3%
 Kingboard Chemical Holdings *                         1,138,000     2,526

 Total Hong Kong (Cost $2,172)                                       2,526

 HUNGARY  0.8%
 Common Stocks  0.8%
 OTP Bank *                                            198,100       6,415

 Total Hungary (Cost $5,317)                                         6,415

 INDIA  8.9%
 Common Stocks  8.9%
 Arvind Mills *                                        2,200,957     6,172

 Ballarpur Industries, *                               652,650       1,286

 Bharti Tele-Ventures *                                1,090,946     5,760

 HDFC Bank *                                           362,000       4,729

 HDFC Bank ADR (USD) *                                 37,100        1,651

 I-Flex Solutions *                                    324,100       4,571

 ITC *                                                 149,400       4,692

 Kotak Mahindra Finance *                              657,700       4,309

 LIC Housing Finance *                                 557,574       2,703

 National Thermal Power *                              3,223,400     6,397

 Petronet LNG *                                        4,728,900     4,783

 Power Trading *                                       1,489,700     1,830

 Tata Tea                                              323,700       3,623

 UTI Bank *                                            1,074,900     5,107

 Videsh Sanchar Nigam ADR (USD) *                      652,000       6,553

 Zee Telefilms *                                       2,226,500     7,868

 Total India (Cost $51,377)                                          72,034

 INDONESIA  0.9%
 Common Stocks  0.9%
 Indosat *                                             7,515,500     4,675

 Telekomunikasi *                                      5,665,500     2,959

 Total Indonesia (Cost $5,041)                                       7,634

 ISRAEL  4.2%
 Common Stocks  4.2%
 Bank Hapoalim *                                       2,485,498     8,977

 Bank Leumi *                                          2,801,300     8,657

 Lipman Electronic Engineering (USD) *                 40,400        1,185

 Makhteshim-Agan Industries *                          1,948,100     10,502

 Partner Communications ADR (USD) *ss.                 603,730       5,017

 Total Israel (Cost $26,703)                                         34,338

 KAZAKHSTAN  1.0%
 Common Stocks  1.0%
 PetroKazakhstan (USD) *                               217,811       7,839

 Total Kazakhstan (Cost $6,308)                                      7,839

 MALAYSIA  4.1%
 Common Stocks  4.1%
 Astro All Asia (Ordinary shares) *                    5,050,600     7,311

 CIMB Berhad *                                         3,399,200     5,099

 Hong Leong Bank *                                     2,002,200     2,900

 IJM *                                                 2,100,700     2,698

 Malayan Banking Berhad *                              1,767,600     5,726

 Malaysian Industrial Development Finance Berhad *     4,793,100     1,805

 MK Land Holdings *                                    3,601,500     1,731

 Sime Darby *                                          1,520,500     2,562

 Symphony House *                                      4,399,550     938

 Symphony House, Warrants, 4/28/09 *                   667,290       44

 Tenaga Nasional *                                     1,021,000     2,876

 Total Malaysia (Cost $31,996)                                       33,690

 MEXICO  7.4%
 Common Stocks  7.4%
 America Movil ADR, Series L (USD) *                   404,840       21,481

 Consorcio ARA *                                       707,400       2,575

 Grupo Aeroportuario del Sureste ADR (USD) *           97,600        2,597

 Grupo Financiero Banorte *                            1,001,800     6,435

 Grupo Modelo, Series C *                              1,051,000     2,832

 Grupo Televisa ADR (USD) *                            124,069       7,299

 Organizacion Soriana, Series B *                      665,900       2,352

 Telmex ADR (USD) *                                    2,151         80

 Urbi Desarrollos Urbanos *                            723,000       3,909

 Wal-Mart de Mexico, Series V *                        3,078,627     10,615

 Total Mexico (Cost $40,336)                                         60,175

 RUSSIA  3.5%
 Common Stocks  3.5%
 AO VimpelCom ADR (USD) *ss.                           257,000       9,304

 Gazprom ADR (USD) *ss.                                70,800        2,476

 Lukoil (USD) *                                        86,520        2,687

 Lukoil ADR (USD) *ss.                                 45,960        5,673

 MMC Norilsk Nickel (USD) *                            63,300        3,630

 Mobile Telesystems ADR (USD) *ss.                     127,440       4,585

 Total Russia (Cost $18,155)                                         28,355

 SOUTH AFRICA  11.8%
 Common Stocks  11.8%
 ABSA Group *                                          773,700       9,928

 African Bank Investments *                            2,281,981     6,440

 Edgars Consolidated Stores *                          93,000        4,680

 Impala Platinum Holdings *                            63,780        5,350

 Investec *                                            109,100       3,175

 JD Group *                                            401,220       4,365

 Massmart Holdings *                                   500,100       3,510

 MTN Group Limited *                                   1,581,000     11,940

 Naspers (N shares) *                                  1,166,600     14,661

 Pick 'N Pay Stores *                                  802,000       3,217

 SABMiller *                                           308,000       4,742

 Sanlam *                                              4,341,740     9,200

 Standard Bank Investment *                            626,591       6,823

 Sun International *                                   292,800       3,344

 Truworths *                                           1,605,203     4,582

 Total South Africa (Cost $66,876)                                   95,957

 SOUTH KOREA  14.4%
 Common Stocks  12.9%
 Amorepacific *ss.                                     27,690        6,005

 Cheil Communications *                                18,770        2,802

 CJ Internet *                                         134,419       1,436

 Daewoo Shipbuilding & Marine Engineering *            156,720       2,818

 Hanaro Telecom *                                      860,531       3,034

 Hyundai Department Store *ss.                         54,290        1,999

 Hyundai Motor *                                       22,910        1,299

 Hyundai Motor GDR, 144A (USD) *                       71,300        2,017

 Kookmin Bank *                                        158,416       6,831

 Kookmin Bank ADR (USD) *ss.                           19,900        864

 Kumgang Korea Chemical *ss.                           41,690        6,192

 LG Electronics *ss.                                   113,100       7,789

 Lotte Chilsung Beverage *ss.                          5,940         5,200

 NCsoft *                                              44,420        3,253

 S-Oil *ss.                                            116,830       7,510

 Samsung Electronics *                                 50,165        24,194

 Shinhan Financial *                                   169,900       4,270

 Shinsegae *                                           24,170        6,783

 SK Corporation *ss.                                   69,910        3,724

 Woori Finance Holdings *                              786,860       7,095

                                                                     105,115

 Preferred Stocks  1.5%
 Hyundai Motor *                                       259,270       8,472

 Samsung Electronics *                                 12,350        3,851

                                                                     12,323

 Total South Korea (Cost $78,581)                                    117,438

 TAIWAN  7.9%
 Common Stocks  7.9%
 Advantech *                                           2,212,544     5,123

 Basso Industry *                                      1,294,400     2,876

 Cathay Financial Holdings *                           5,061,000     9,978

 Cheng Shin Rubber Industry *                          1,966,968     2,390

 Chinatrust Financial *                                7,891,638     8,880

 E.Sun Financial *                                     7,538,000     6,035

 E.Sun Financial GDR, 144A (USD) **                    32,100        642

 Far Eastern Department Stores *                       3,959,000     2,184

 Far Eastern Textile *                                 5,807,795     4,211

 Formosa Petrochemical *                               1,413,000     2,649

 Polaris Securities *                                  3,278,000     1,656

 Quanta Computer *                                     2,623,414     4,381

 Taishin Financial Holdings *                          8,019,051     7,241

 Taiwan Cellular *                                     2,389,001     2,482

 Via Technologies *                                    2,986,000     1,517

 Yuanta Core Pacific *                                 2,723,447     2,003

 Total Taiwan (Cost $59,143)                                         64,248

 THAILAND  2.9%
 Common Stocks  2.9%
 Bangkok Bank NVDR *                                   2,008,900     5,575

 C.P. 7-Eleven *                                       1,134,500     1,677

 Kasikornbank Public NVDR *                            3,750,700     5,350

 Land & Houses NVDR *ss.                               16,075,400    4,127

 Ratchaburi Electricity Generating Holding *           3,013,800     3,126

 Siam Commercial Bank *                                1,774,600     2,290

 Siam Commercial Bank NVDR *                           1,107,000     1,428

 True Corp., Rights *                                  187,357       0

 Total Thailand (Cost $20,463)                                       23,573

 TURKEY  6.0%
 Common Stocks  6.0%
 Akbank *                                              583,300       3,640

 Anadolou Efes Biracilik Ve Malt Sanayii *             130,800       2,638

 Arcelik *                                             495,000       3,197

 Denizbank *                                           1,985,325     5,925

 Dogus Otomotiv *                                      111,000       365

 Finansbank *                                          2,753,800     6,171

 Hurriyet *                                            3,131,800     8,090

 Turkcell Iletisim Hizmet *                            508,000       3,719

 Turkcell Iletisim Hizmet ADR (USD) *ss.               37,161        666

 Turkiye Garanti Bankasi *                             1,213,000     4,847

 Turkiye Is Bankasi *                                  1,605,200     9,413

 Total Turkey (Cost $35,013)                                         48,671

 SHORT-TERM INVESTMENTS  2.1%
 Money Market Funds  2.1%
 T. Rowe Price Reserve Investment Fund, 2.39% #+       17,242,057    17,242

 Total Short-Term Investments (Cost $17,242)                         17,242

 SECURITIES LENDING COLLATERAL  4.1%
 Money Market Pooled Account 4.1%
 Investment in money market pooled account managed by
 JP Morgan Chase Bank, London, 2.386% #                32,931,734    32,932

 Total Securities Lending Collateral (Cost $32,932)                  32,932

 Total Investments in Securities
 102.1% of Net Assets (Cost $627,090)                   $            830,125



 (1)  Denominated in currency of country of incorporation
      unless otherwise noted
 ++   At January 31, 2005, a substantial number of the
      fund's international securities were valued by the T. Rowe
      Price Valuation Committee, established by the fund's Board of Directors.  See Note 1
 #    Seven-day yield
 *    Non-income producing
 ss.  All or a portion of this security is on loan at
      January 31, 2005 - See Note 2
 +    Affiliated company - See Note 4
 * Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors
 144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $2,659 and represents 0.3% of net assets
 ADR  American Depository Receipts
 EUR  Euro
 GDR  Global Depository Receipts
 HKD  Hong Kong dollar
 NVDR Non Voting Depository Receipt
 USD  U.S. dollar

 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Emerging Markets Stock Fund
Unaudited
January 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At January 31, 2005, the value of loaned securities was $47,926,000; aggregate collateral consisted of $32,932,000 in the money market pooled account and U.S. government securities valued at $16,911,000.


NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2005, the cost of investments for federal income tax purposes was $627,090,000. Net unrealized gain aggregated $203,087,000 at period-end, of which $210,313,000 related to appreciated investments and $7,226,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of January 31, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended January 31, 2005, dividend income from the Reserve Funds totaled $117,000, and the value of shares of the Reserve Funds held at January 31, 2005 and October 31, 2004 was $17,242,000 and $15,637,000, respectively.




 T. Rowe Price Global Stock Fund
 (Unaudited)                                           January 31, 2005
 PORTFOLIO OF INVESTMENTS (1) ++
 (Cost and value in $ 000s)                            Shares        Value

 AUSTRALIA  0.4%
 Common Stocks  0.4%
 BHP Billiton *                                        28,117        358

 Total Australia (Cost $192)                                         358

 AUSTRIA  0.8%
 Common Stocks  0.8%
 Erste Bank *                                          12,800        634

 Total Austria (Cost $429)                                           634

 BRAZIL  1.1%
 Common Stocks  1.1%
 Petroleo Brasileiro (Petrobras) ADR (USD) *           14,107        505

 Tele Norte Leste ADR (USD) *                          26,700        385

 Total Brazil (Cost $650)                                            890

 CANADA  2.0%
 Common Stocks  2.0%
 Research In Motion (USD) *                            3,700         264

 Rogers Communications, Class B (USD)                  20,100        538

 Telus                                                 12,800        372

 Telus (Non-voting shares) (USD)                       18,700        524

 Total Canada (Cost $1,571)                                          1,698

 DENMARK  0.6%
 Common Stocks  0.6%
 Novo Nordisk, Series B *                              8,585         459

 Total Denmark (Cost $311)                                           459

 FRANCE  3.8%
 Common Stocks  3.8%
 AXA *                                                 29,500        717

 Credit Agricole ss.                                   16,289        486

 Hermes International *                                2,049         403

 Neopost *                                             5,116         395

 Total ss.                                             3,714         799

 Zodiac                                                9,200         418

 Total France (Cost $2,296)                                          3,218

 GERMANY  1.4%
 Common Stocks  1.4%
 Bayerische Hypo-und Vereinsbank *                     22,084        487

 Hypo Real Estate *                                    18,000        714

 Total Germany (Cost $1,042)                                         1,201

 GREECE  1.2%
 Common Stocks  1.2%
 Greek Organization of Football Prognostics            18,500        495

 National Bank of Greece *                             14,760        499

 Total Greece (Cost $836)                                            994

 HONG KONG  0.2%
 Common Stocks  0.2%
 Xinao Gas Holdings *                                  226,000       130

 Total Hong Kong (Cost $129)                                         130

 INDIA  1.9%
 Common Stocks  1.9%
 Balaji Telefilms                                      85,671        205

 Housing Development Finance *                         18,000        321

 I-Flex Solutions *                                    16,200        229

 Kotak Mahindra Finance *                              42,000        275

 National Thermal Power *                              148,200       294

 Zee Telefilms *                                       77,500        274

 Total India (Cost $1,269)                                           1,598

 IRELAND  2.0%
 Common Stocks  2.0%
 Anglo Irish Bank                                      17,100        418

 Bank of Ireland                                       33,800        538

 CRH *                                                 15,900        421

 Elan ADR (USD) *                                      12,600        339

 Total Ireland (Cost $1,557)                                         1,716

 ITALY  4.1%
 Common Stocks  4.1%
 Bulgari *                                             45,300        560

 ENI S.p.A. *                                          14,939        364

 Lottomatica *                                         18,200        685

 Mediobanca                                            39,400        670

 RCS MediaGroup *                                      85,300        496

 Seat Pagine Gialle *ss.                               1,554,200     680

 Total Italy (Cost $2,625)                                           3,455

 JAPAN  9.0%
 Common Stocks  9.0%
 Benesse *                                             11,000        393

 Canon                                                 9,400         489

 Credit Saison *ss.                                    11,200        379

 Daikin Industries *                                   10,200        274

 Fast Retailing *                                      3,200         218

 Hoya *                                                3,000         308

 KDDI *                                                79            402

 Keyence *                                             1,700         389

 Mitsubishi Tokyo Financial *                          58            550

 Nissan Motor *                                        36,700        390

 Resona Holdings *                                     97,000        198

 Sega Sammy Holdings *ss.                              7,300         470

 Shimano                                               10,900        301

 Sumitomo Mitsui Financial *ss.                        67            470

 Takeda Chemical Industries *                          9,500         452

 Toyota Motor *ss.                                     20,700        809

 Trend Micro                                           6,000         269

 USS *                                                 4,860         402

 Yamanouchi Pharmaceutical *                           10,400        377

 Total Japan (Cost $7,034)                                           7,540

 MALAYSIA  1.0%
 Common Stocks  1.0%
 Astro All Asia (Ordinary shares) *                    212,600       308

 Tenaga Nasional                                       190,000       535

 Total Malaysia (Cost $872)                                          843

 MEXICO  0.9%
 Common Stocks  0.9%
 America Movil ADR, Series L (USD)                     8,800         467

 Wal-Mart de Mexico, Series V *                        78,726        271

 Total Mexico (Cost $392)                                            738

 NETHERLANDS  0.3%
 Common Stocks  0.3%
 Royal Dutch Petroleum *                               4,470         260

 Total Netherlands (Cost $215)                                       260

 SINGAPORE  1.2%
 Common Stocks  1.2%
 Goodpack                                              297,000       234

 Yellow Pages *                                        572,000       737

 Total Singapore (Cost $789)                                         971

 SOUTH KOREA  1.1%
 Common Stocks  1.1%
 LG Electronics                                        3,160         218

 S1 Corp.                                              13,200        501

 Samsung Electronics                                   470           227

 Total South Korea (Cost $755)                                       946

 SPAIN  4.1%
 Common Stocks  4.1%
 Banco Bilbao Vizcaya Argentaria ss.                   42,770        722

 Cia Distrib Integral Logista                          11,700        657

 Cortefiel ss.                                         39,900        693

 Promotora de Informaciones *ss.                       31,200        609

 Sogecable *ss.                                        9,900         391

 Telefonica *                                          22,726        415

 Total Spain (Cost $2,578)                                           3,487

 SWEDEN  0.3%
 Common Stocks  0.3%
 LM Ericsson *                                         91,820        270

 Total Sweden (Cost $208)                                            270

 SWITZERLAND  3.9%
 Common Stocks  3.9%
 Compagnie Financiere Richemont, Equity Units, Class A 19,200        601
*
 Credit Suisse Group *                                 10,165        411

 Nestle *                                              1,865         489

 Novartis *                                            7,900         379

 Phonak Holding *                                      11,300        381

 UBS *                                                 12,800        1,039

 Total Switzerland (Cost $2,499)                                     3,300

 TAIWAN  1.2%
 Common Stocks  1.2%
 Chinatrust Financial *                                367,571       414

 Far Eastone Telecommunications *                      340,000       391

 Quanta Computer *                                     125,448       209

 Total Taiwan (Cost $1,056)                                          1,014

 UNITED KINGDOM  5.1%
 Common Stocks  5.1%
 British Sky Broadcasting *                            40,765        434

 Capita *                                              74,300        502

 Carnival                                              8,223         496

 French Connection *                                   40,300        226

 GlaxoSmithKline                                       32,106        713

 Hays *                                                166,067       389

 Kingfisher *                                          81,859        471

 Royal Bank of Scotland *                              17,434        578

 Signet Group *                                        212,800       445

 Total United Kingdom (Cost $3,354)                                  4,254

 UNITED STATES  50.0%
 Common Stocks  50.0%
 Accenture, Class A *                                  27,300        711

 ACE Limited                                           8,900         386

 Adobe Systems                                         5,700         324

 Affiliated Computer Services, Class A *               10,200        553

 Altria Group                                          7,300         466

 American Express                                      17,000        907

 American International Group                          17,100        1,134

 AmeriTrade *                                          32,700        423

 Amgen *                                               12,300        766

 Analog Devices                                        16,300        585

 Apollo Group, Class A *                               5,700         446

 Baker Hughes                                          16,600        719

 Best Buy                                              10,800        581

 Carnival                                              10,800        622

 Cendant                                               24,200        570

 Cisco Systems *                                       23,600        426

 Citigroup *                                           42,100        2,065

 Coca-Cola                                             8,300         344

 Comcast, Class A *                                    20,600        651

 Computer Associates                                   23            1

 Corning *                                             44,300        485

 Danaher                                               16,800        922

 Deere                                                 6,800         472

 Dell *                                                28,800        1,203

 eBay *                                                3,200         261

 ExxonMobil                                            22,608        1,167

 First Data                                            7,500         305

 Fiserv *                                              11,600        444

 GE                                                    38,800        1,402

 Genentech *                                           3,100         148

 Gilead Sciences *                                     11,100        367

 Google, Class A *                                     400           78

 Harley-Davidson                                       3,900         234

 Hartford Financial Services                           6,900         464

 Home Depot                                            14,050        580

 IAC/InterActiveCorp *                                 11,200        271

 Intel                                                 28,900        649

 International Game Technology                         16,200        507

 Johnson & Johnson                                     8,300         537

 Juniper Networks *                                    6,600         166

 Kohl's *                                              8,200         385

 Liberty Media, Class A *                              71,800        750

 Marriott, Class A                                     5,900         373

 Medtronic                                             10,000        525

 Mellon Financial                                      15,000        440

 Merrill Lynch                                         10,900        655

 Microsoft                                             69,800        1,834

 News Corp., Class A *                                 19,317        328

 Oracle *                                              34,800        479

 Pfizer                                                12,810        309

 Schlumberger                                          9,500         646

 SLM Corporation                                       8,600         432

 Sprint                                                27,000        643

 State Street                                          22,100        990

 Stryker                                               10,000        491

 Sysco                                                 11,600        406

 Target                                                18,200        924

 Time Warner *                                         21,100        380

 Tyco International                                    21,600        781

 U.S. Bancorp                                          22,200        667

 UnitedHealth Group *                                  18,000        1,600

 UPS, Class B                                          7,200         538

 Viacom, Class B                                       11,500        429

 Wal-Mart                                              17,800        933

 Walgreen                                              12,200        520

 WellPoint *                                           8,500         1,033

 Wyeth                                                 7,300         289

 Xilinx                                                15,600        455

 Yahoo! *                                              14,200        500

 Total United States (Cost $32,403)                                  42,077

 SHORT-TERM INVESTMENTS  0.8%
 Money Market Funds  0.8%
 T. Rowe Price Reserve Investment Fund, 2.39% #+       675,933       676

 Total Short-Term Investments (Cost $676)                            676

 SECURITIES LENDING COLLATERAL  5.5%
 Money Market Pooled Account 5.5%
 Investment in money market pooled account managed by
 JP Morgan Chase Bank, London, 2.386% #                4,630,987     4,631

 Total Securities Lending Collateral (Cost $4,631)                   4,631

 Total Investments in Securities
 103.9% of Net Assets (Cost $70,369)                   $             87,358


 (1)  Denominated in currency of country of incorporation unless otherwise noted
 ++   At January 31, 2005, a substantial number of the
      fund's international securities were valued by the T. Rowe
      Price Valuation Committee, established by the fund's Board of Directors.  See Note 1
 #    Seven-day yield
 *    Non-income producing
 ss.  All or a portion of this security is on loan at
      January 31, 2005 - See Note 2
 +    Affiliated company - See Note 4
 ADR  American Depository Receipts
 USD  U.S. dollar

 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Global Stock Fund
Unaudited
January 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Global Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established companies throughout the world, including the U.S.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At January 31, 2005, the value of loaned securities was $4,427,000; aggregate collateral consisted of $4,631,000 in the money market pooled account.


NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2005, the cost of investments for federal income tax purposes was $70,369,000. Net unrealized gain aggregated $16,993,000 at period-end, of which $17,624,000 related to appreciated investments and $631,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of January 31, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended January 31, 2005, dividend income from the Reserve Funds totaled $6,000, and the value of shares of the Reserve Funds held at January 31, 2005 and October 31, 2004, 2004 was $676,000 and $626,000, respectively.








T. Rowe Price Emerging Europe & Mediterranean Fund
Unaudited
January 31, 2005
PORTFOLIO OF INVESTMENTS (1) ++
 (Cost and value in $ 000s)                            Shares        Value

 CANADA  1.6%
 Common Stocks  1.6%
 Telesystem International Wireless (USD) *ss.          227,800       3,214

 Total Canada (Cost $2,376)                                          3,214

 CZECH REPUBLIC  3.0%
 Common Stocks  3.0%
 Komercni Banka                                        41,042        6,147

 Total Czech Republic (Cost $4,353)                                  6,147

 EGYPT  21.9%
 Common Stocks  21.9%
 Commercial International Bank                         1,146,150     9,195

 Egyptian Company for Mobile Services                  311,361       8,986

 Lecico Egypt GDR (Regulation S shares) (USD) *        248,600       4,201

 Orascom Construction Industries                       504,800       8,608

 Orascom Telecommunications GDR (USD) *                12,000        376

 Orascom Telecommunications *                          182,900       11,742

 Vodafone Egypt *                                      169,427       2,065

 Total Egypt (Cost $23,473)                                          45,173

 ESTONIA  2.8%
 Common Stocks  2.8%
 Hansabank (EUR)                                       446,876       5,838

 Total Estonia (Cost $4,098)                                         5,838

 HUNGARY  5.9%
 Common Stocks  5.9%
 OTP Bank                                              375,900       12,173

 Total Hungary (Cost $9,817)                                         12,173

 ISRAEL  15.1%
 Common Stocks  15.1%
 Bank Hapoalim                                         2,199,500     7,944

 Bank Leumi                                            2,383,800     7,367

 Lipman Electronic Engineering (USD) ss.               182,800       5,360

 Makhteshim-Agan Industries                            1,459,100     7,866

Partner Communications ADR (USD) *                     333,790       2,774

 Total Israel (Cost $24,284)                                         31,311

 KAZAKHSTAN  2.8%
 Common Stocks  2.8%
 PetroKazakhstan (USD)                                 158,589       5,708

 Total Kazakhstan (Cost $4,951)                                      5,708

 RUSSIA  16.7%
 Common Stocks  16.7%
 AO VimpelCom ADR (USD) *                              183,000       6,624

 Gazprom ADR (USD)                                     150,100       5,250

 Lukoil (USD)                                          57,130        1,774

 Lukoil ADR (USD) ss.                                  87,850        10,844

 MMC Norilsk Nickel (USD)                              68,000        3,899

 Mobile Telesystems ADR (USD) ss.                      115,724       4,164

 Sedmoi Kontinen (USD) *                               150,000       1,500

 Sibneft ADR (USD) *ss.                                31,200        490

 Total Russia (Cost $24,264)                                         34,545

 TURKEY  22.9%
 Common Stocks  22.9%
 Akbank *                                              774,300       4,831

 Aksigorta *                                           587,000       2,653

 Anadolou Efes Biracilik Ve Malt Sanayii *             93,000        1,876

 Arcelik *                                             741,900       4,792

 Denizbank *                                           1,344,354     4,012

 Dogus Otomotiv *                                      73,000        240

 Finansbank *                                          1,929,300     4,324

 Hurriyet *                                            2,396,400     6,190

 Turkcell Iletisim Hizmet *                            538,000       3,938

 Turkcell Iletisim Hizmet ADR (USD) ss.                85,180        1,527

 Turkiye Garanti Bankasi *                             1,290,000     5,155

 Turkiye Is Bankasi *                                  1,338,900     7,851

 Total Turkey (Cost $34,629)                                         47,389

 SHORT-TERM INVESTMENTS  6.5%
 Money Market Funds  6.5%
 T. Rowe Price Reserve Investment Fund 2.39% #+        13,484,656    13,485

 Total Short-Term Invetsments (Cost $13,485)                         13,485

 SECURITIES LENDING COLLATERAL  9.2%
 Money Market Pooled Account 9.2%
 Investment in money market pooled account managed by
 JP Morgan Chase Bank, London, 2.386% #                18,977,220    18,977

 Total Securities Lending Collateral (Cost $18,977)                  18,977

 Total Investments in Securities
 108.4% of Net Assets (Cost $164,707)                  $             223,960



 (1)  Denominated in currency of country of incorporation unless otherwise noted
 ++ At January 31, 2005, a substantial number of the fund's international securities were valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. See Note 1
 #    Seven-day yield
 *    Non-income producing
 ss.  All or a portion of this security is on loan at January 31,
      2005 - See Note 2
 +    Affiliated company - See Note 4
 ADR  American Depository Receipts
 EUR  Euro
 GDR  Global Depository Receipts
 USD  U.S. dollar

 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Emerging Europe & Mediterranean Fund
Unaudited
January 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Europe & Mediterranean Fund (the fund), a non-diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies in the emerging market countries of Europe and the Mediterranean region.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At January 31, 2005, the value of loaned securities was $19,020,000; aggregate collateral consisted of $18,977,000 in the money market pooled account.


NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2005, the cost of investments for federal income tax purposes was $164,707,000. Net unrealized gain aggregated $59,254,000 at period-end, of which $59,344,000 related to appreciated investments and $90,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of January 31, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended January 31, 2005, dividend income from the Reserve Funds totaled $54,000, and the value of shares of the Reserve Funds held at January 31, 2005 and October 31, 2004 was $13,485,000 and $10,022,000, respectively.






Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.





                              SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     March 22, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     March 22, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     March 22, 2005